                                                            400 Bellevue Parkway

                                                                       4th Floor
[Logo of Provident Institutional Funds]                     Wilmington, DE 19809
                                                                    302-793-8100
                                                                     www.pif.com

                                                                December 1, 1999

Dear Shareholder:

  We are pleased to present the Annual Report to Shareholders of Provident Institutional Funds for the period ended October 31, 1999.

  Commentary on the United States' strong economy and on recent developments in our Funds are contained in the accompanying Investment Adviser's Report.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                      Sincerely,

                                      /s/ Rodney D. Johnson
                                      ----------------------
                                      Rodney D. Johnson
                                      Chairman

                         PROVIDENT INSTITUTIONAL FUNDS
                    Annual Report of the Investment Adviser

  The current market environment is quite different from the one just a year ago. Last fall, global financial markets experienced severe strain from crises like Russia's default and the collapse of a large U.S.-based hedge fund. Even the Federal Reserve temporarily abandoned its inflation fighting vigil and lowered short-term interest rates three times to preserve worldwide financial stability.

  Today, the picture is considerably different. The global economy is recovering nicely and the strength of the U.S. expansion in 1999 has prompted the Federal Reserve to rescind all of last year's monetary easings. Three 25 basis point increases, in June, August and November, returned the federal funds rate to 5.50% and biased market sentiment towards further moves next year. In response to the Fed's actions, short-term interest rates moved higher during the year, with larger increases in the longer maturities. Year 2000
(Y2K) concerns also impacted rates and the slope of the money market yield curve. The most significant anomaly was in January 2000 maturities, where yield premiums of 50-70 basis points over levels available in December 1999 continue to exist. While this offers very attractive opportunities for the funds, our primary investment objective of ensuring sufficient liquidity at this particular year-end, has led us to keep most reinvestments within the fourth quarter.

  We have also worked closely with the broker/dealer community to build liquidity at year-end, including the addition of several dealers to our approved repurchase agreement counterparty list. Another accomplishment this year was the addition of a second Aaa (Moody's) rating to TempFund. This provides TempFund with a dual AAA rating, to go along with its 5:30 p.m. late day close. The government funds broadened their security diversification by investing in a U.S. agency master note which provides a variable interest rate spread to treasury bills. This variable rate feature serves as a hedge against the more common fixed rate spreads the funds hold and keeps the funds sensitive to rate and spread changes. In addition, FedFund received a AAA rating from Standard & Poor's. In the municipal markets, seasonal issuance and corporate tax dates continued to drive asset flows and the level of interest rates. As with the taxable and government funds, the average weighted maturities are being shortened in advance of year-end. Variable rate demand notes represent the majority of the funds holdings, although occasional purchases of notes into mid-year 2000 are used to balance portfolio structure and maximize yield. Another year-end phenomena being watched is a recent trend by municipal issuers to switch from variable rate modes to fixed rate modes to avoid the rate uncertainties in late December. This should not, however, have a significant impact on overall market liquidity.

  Total assets of the Trust's ten portfolios were $23.6 billion on October 31, 1999 versus $23.4 billion a year ago. The Fed's three rate increases, Y2K financing pressures and the improvement in global economies pushed rates higher during the year and made it a challenge for money market funds to compete on a yield basis with direct money market investments for much of the last two quarters. In a recent IBC's Money Market Insight survey, however, TempCash was ranked nine out of 180 institutional money funds based on a five-year return of 5.55% through October 31, 1999. Contributing to this excellent performance was the Fund's conservative investment philosophy, its emphasis on credit research and its competitive expense ratio. Of course, past performance is no guarantee of future results.

  We appreciate your continued interest in the Provident Institutional Funds, and look forward to meeting your institutional liquidity needs in the future.

                                         BlackRock Institutional Management
                                          Corporation

                         Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                         Maturity     Par
in Securities                         Date      (000)        Value
-------------                       -----------------------------------

AGENCY OBLIGATIONS--1.1%
 Federal Home Loan Mortgage Corporation Discount Notes
 4.94%............................   12/07/99 $ 150,000 $   149,259,000
                                                        ---------------
  Total................................................     149,259,000
                                                        ---------------
CERTIFICATES OF DEPOSIT--3.9%
Domestic Certificates of Deposit
 FCC National Bank (A-1+, P-1)
 6.03%............................   08/11/00   100,000      99,962,754
 First National Bank of Chicago (A-1+, P-1)
 5.05%............................   02/09/00   100,000      99,992,075
 5.60%............................   06/14/00   100,000      99,970,316
 First Union National Bank (A-1, P-1)
 5.56%............................   06/02/00    50,000      50,000,000
 Morgan Guaranty Trust Co. of New York (A-1+, P-1)
 5.42%............................   12/27/99   110,000     110,000,000
 NationsBank (A-1+, P-1)
 5.00%............................   01/05/00   100,000      99,996,564
                                                        ---------------
  Total................................................     559,921,709
                                                        ---------------
COMMERCIAL PAPER--49.5%
Asset Backed Securities--15.6%
 Corporate Receivables Corp. (A-1+, P-1)
 4.94%............................   11/22/99    42,000      41,878,970
 5.38%............................   12/10/99   100,000      99,417,167
 CXC, Inc. (A-1+, P-1)
 5.40%............................   11/23/99    50,000      49,835,000
 Dakota Certificates Program (A-1+, P-1)
 5.40%............................   12/10/99   100,000      99,415,000
 Delaware Funding Corp. (A-1+, P-1)
 5.36%............................   11/15/99    88,118      87,934,323
 5.40%............................   11/17/99    76,025      75,842,540
 5.40%............................   11/19/99   101,397     101,123,228
 5.40%............................   11/23/99    70,652      70,418,848
 6.10%............................   01/19/00   126,964     125,264,446
 Edison Asset Securitzation LLC (A-1+, P-1)
 6.10%............................   01/24/00   300,000     295,730,000
 Monte Blanc (A-1+, P-1)
 5.40%............................   11/15/99    67,234      67,092,808
 Old Line Funding Corp. (A-1+, P-1)
 5.40%............................   11/15/99    50,404      50,298,151
 5.43%............................   11/19/99   150,000     149,592,750

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Asset Backed Securities (continued)
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 5.40%.......................................  11/23/99 $ 33,164 $    33,054,559
 5.40%.......................................  11/26/99   50,235      50,046,619
 Quincy Capital Corp. (A-1+, P-1)
 6.10%.......................................  01/21/00  167,623     165,322,374
 Receivables Capital Corp. (A-1+, P-1)
 5.40%.......................................  11/19/99  120,515     120,189,609
 5.40%.......................................  12/08/99   59,460      59,129,997
 Trident Capital Finance, Inc. (A-1+, P-1)
 5.40%.......................................  11/18/99  500,000     498,725,000
                                                                 ---------------
                                                                   2,240,311,389
                                                                 ---------------
Banks--0.7%
 J. P. Morgan & Co., Inc. (A-1+, P-1)
 5.30%.......................................  11/15/99  100,000      99,793,889
                                                                 ---------------
Beverages--2.2%
 Coca-Cola Co. (A-1+, P-1)
 5.32%.......................................  11/29/99  100,000      99,586,222
 5.32%.......................................  11/30/99  100,000      99,571,444
 5.35%.......................................  12/13/99   50,000      49,687,917
 5.35%.......................................  12/14/99   75,000      74,520,729
                                                                 ---------------
                                                                     323,366,312
                                                                 ---------------
Communication Equipment--0.3%
 Lucent Technologies, Inc. (A-1, P-1)
 5.06%.......................................  02/14/00   50,000      49,262,083
                                                                 ---------------
Credit Institutions--3.4%
 Associates Corp. of North America (A-1+, P-1)
 5.95%.......................................  02/03/00  100,000      98,446,389
 5.95%.......................................  02/04/00  100,000      98,429,861
 General Motors Acceptance Corp. (A-1, P-1)
 5.31%.......................................  12/10/99  300,000     298,274,250
                                                                 ---------------
                                                                     495,150,500
                                                                 ---------------
Insurance--2.1%
 Prudential Funding Corp. (A-1, P-1)
 5.17%.......................................  12/10/99  150,000     149,159,875
 5.75%.......................................  01/21/00   50,000      49,353,125
 5.95%.......................................  01/24/00  100,000      98,611,667
                                                                 ---------------
                                                                     297,124,667
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Insurance Carriers--3.2%
 Aegon Funding Corp. (A-1+, P-1)
 5.33%.......................................  11/15/99 $108,500 $   108,275,104
 5.78%.......................................  03/20/00  114,000     111,437,533
 5.78%.......................................  03/24/00  240,000     234,451,200
                                                                 ---------------
                                                                     454,163,837
                                                                 ---------------
Miscellaneous Business Credit Institutions--1.5%
 National Rural Utilities Coop. Finance Corp. (A-1+, P-1)
 5.30%.......................................  11/19/99   30,000      29,920,500
 5.30%.......................................  11/22/99   70,000      69,783,583
 5.32%.......................................  12/13/99  110,700     110,012,922
                                                                 ---------------
                                                                     209,717,005
                                                                 ---------------
Motor Vehicles--1.4%
 DaimlerChrysler North America Holding Corp. (A-1, P-1)
 5.97%.......................................  03/07/00  100,000      97,893,917
 5.97%.......................................  03/09/00  100,000      97,860,750
                                                                 ---------------
                                                                     195,754,667
                                                                 ---------------
Personal Credit Institutions--2.8%
 Ford Motor Credit Co. (A-1, P-1)
 5.30%.......................................  12/23/99  200,000     198,468,889
 5.31%.......................................  12/24/99  200,000     198,436,500
                                                                 ---------------
                                                                     396,905,389
                                                                 ---------------
Retail-Variety Stores--5.4%
 Wal-Mart Stores (A-1+, P-1)
 5.31%.......................................  11/29/99  336,500     335,110,255
 5.32%.......................................  11/29/99  300,000     298,758,667
 5.30%.......................................  12/14/99  146,300     145,373,840
                                                                 ---------------
                                                                     779,242,762
                                                                 ---------------
Security Brokers & Dealers--3.7%
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 4.94%.......................................  01/18/00  100,000      98,929,667
 6.02%.......................................  02/10/00  150,000     147,466,583
 5.98%.......................................  02/25/00  150,000     147,109,667
 5.98%.......................................  02/28/00  140,000     137,232,589
                                                                 ---------------
                                                                     530,738,506
                                                                 ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

COMMERCIAL PAPER (continued)
Services-Equipment Rental & Leasing--1.2%
 HD Real Estate Funding Corp. (A-1+, P-1)
 5.73%.......................................  02/22/00 $168,886 $   165,848,444
                                                                 ---------------
Short-Term Business Credit Institutions--6.0%
 American Express Credit Corp. (A-1, P-1)
 4.81%.......................................  11/19/99  100,000      99,759,500
 CIT Group Holdings, Inc. (A-1, P-1)
 5.40%.......................................  12/14/99  100,000      99,355,000
 General Electric Capital Corp. (A-1+, P-1)
 4.81%.......................................  11/10/99   50,000      49,939,875
 4.95%.......................................  02/07/00  100,000      98,652,500
 5.06%.......................................  02/14/00  100,000      98,524,167
 5.42%.......................................  02/18/00  130,000     127,866,628
 5.41%.......................................  02/25/00  100,000      98,256,778
 5.94%.......................................  03/17/00  100,000      97,739,500
 5.88%.......................................  04/06/00   90,000      87,692,100
                                                                 ---------------
                                                                     857,786,048
                                                                 ---------------
  Total.........................................................   7,095,165,498
                                                                 ---------------
VARIABLE RATE OBLIGATIONS**--19.2%
Asset Backed Securities--1.2%
 Corporate Asset Funding, Inc. (A-1+, P-1)
 5.4725%.....................................  12/03/99  100,000      99,990,755
 5.4825%.....................................  12/03/99   74,800      74,795,311
                                                                 ---------------
                                                                     174,786,066
                                                                 ---------------
Banks--10.9%
 Bank of America (A-1+, P-1)
 5.50%.......................................  11/01/99  200,000     200,000,000
 Bank One Corp. (A-1+, P-1)
 5.57125%....................................  12/13/99  196,000     195,932,520
 First Union National Bank (A-1, P-1)
 5.3775%.....................................  11/17/99  100,000     100,000,000
 5.5625%.....................................  11/17/99  200,000     200,000,000
 Key Bank National Association (A-1, P-1)
 5.57563%....................................  11/26/99  153,000     153,000,000
 SMM Trust Series 1999A (A-1+, P-1)
 6.9275%.....................................  01/18/00  335,000     335,000,000
 SMM Trust Series 1999G (A-1+, P-1)
 5.48%.......................................  11/03/99  250,000     250,000,000
 Wells Fargo & Co. (A-1, P-1)
 5.38875%....................................  12/31/99  130,000     129,951,491
                                                                 ---------------
                                                                   1,563,884,011
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                   Maturity   Par
in Securities                                   Date    (000)        Value
-------------                                 -------- -------- ---------------

VARIABLE RATE OBLIGATIONS** (continued)
Farm Machinery & Equipment--1.1%
 Deere & Co. (A-1, P-1)
 5.38%......................................  11/01/99 $150,000 $   149,946,699
                                                                ---------------
Finance Services--0.7%
 US Central Credit Union (A-1+, P-1)
 5.35625%...................................  11/15/99  100,000     100,000,000
                                                                ---------------
Miscellaneous Business Credit Institutions--0.5%
 John Deere Capital Corp. (A-1, P-1)
 5.3375%....................................  11/01/99   75,000      75,029,238
                                                                ---------------
Petroleum Refining--0.4%
 Texaco Capital, Inc. (A-1, P-1)
 5.1925%......................................11/04/99   60,000      59,970,292
                                                                ---------------
Security Brokers & Dealers--3.7%
 Goldman Sachs Group L.P. (A-1+, P-1)
 6.305%.....................................  01/07/00  300,000     300,000,000
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.54125%...................................  11/23/99   50,000      50,015,089
 5.6125%....................................  12/09/99  184,000     184,010,818
                                                                ---------------
                                                                    534,025,907
                                                                ---------------
Short-Term Business Credit Institutions--0.7%
 General Electric Capital Corp. (A-1+, P-1)
 5.39%......................................  11/12/99  100,000     100,000,000
                                                                ---------------
  Total........................................................   2,757,642,213
                                                                ---------------
MEDIUM TERM NOTES--5.1%
Banks--1.2%
 SMM Trust Series 1999E (A-1+, P-1)
 5.362%.....................................  04/05/00   75,000      75,000,000
 Wells Fargo & Co. (A-1, P-1)
 5.31%......................................  04/03/00  100,000      99,972,107
                                                                ---------------
                                                                    174,972,107
                                                                ---------------
Security Brokers & Dealers--3.9%
 Goldman Sachs Group, Inc. (A-1+, P-1)
 5.10%......................................  11/15/99  100,000     100,000,000
 6.27%......................................  01/31/00  200,000     200,000,000
 6.20%......................................  03/31/00  160,000     160,000,000
 Merrill Lynch & Co. (A-1+, P-1)
 5.143%.....................................  11/15/99  100,000     100,000,000
                                                                ---------------
                                                                    560,000,000
                                                                ---------------
  Total........................................................     734,972,107
                                                                ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

REPURCHASE AGREEMENTS--21.4%
 Deutsche Bank Securities, Inc.
 4.95%.......................................  11/01/99 $200,000 $   200,000,000
 (Agreement dated 10/29/99 to be repurchased at $200,082,500, collateralized by $210,026,582 Federal Farm Credit Bank
  Bonds, Federal Home Loan Bank Bonds, Federal Home Loan
  Mortgage Corporation Bonds and Discount Notes, Federal
  National Mortgage Association Bonds, U.S. Inflation Indexed
  Securities, Treasury Bonds and Notes 0.00% to 7.75% due from
  11/30/99 to 11/01/37. The market value is $204,730,379.)
 5.10%.......................................  11/01/99  600,000     600,000,000
 (Agreement dated 10/29/99 to be repurchased at $600,255,000, collateralized by $630,079,745 Federal Farm Credit Bank
  Bonds, Federal Home Loan Bank Bonds, Federal Home Loan
  Mortgage Corporation Bonds and Discount Notes, Federal
  National Mortgage Association Bonds, U.S. Inflation Indexed
  Securities, Treasury Bonds and Notes 0.00% to 7.75% due from
  11/30/99 to 11/01/37. The market value is $614,191,137.)
 5.19%.......................................  11/01/99  200,000     200,000,000
 (Agreement dated 10/29/99 to be repurchased at $200,086,500, collateralized by $210,026,582 Federal Farm Credit Bank
  Bonds, Federal Home Loan Bank Bonds, Federal Home Loan
  Mortgage Corporation Bonds and Discount Notes, Federal
  National Mortgage Association Bonds, U.S. Inflation Indexed
  Securities, Treasury Bonds and Notes 0.00% to 7.75% due from
  11/30/99 to 11/01/37. The market value is $204,730,379.)
 Goldman Sachs & Co.
 4.50%.......................................  11/01/99  300,000     300,000,000
 (Agreement dated 10/29/99 to be repurchased at $300,112,500, collateralized by $317,130,000 U.S. Treasury Bills, Bonds,
  Notes and STRIPS 0.00% to 11.875% due from 12/09/99 to
  02/15/25. The market value is $306,000,279.)

                              TempFund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

REPURCHASE AGREEMENTS (continued)
 Goldman Sachs & Co. (continued)
 5.05%.......................................  11/01/99 $400,000 $   400,000,000
 (Agreement dated 10/29/99 to be repurchased at $400,168,333, collateralized by $422,840,000 U.S. Treasury Bills, Bonds,
  Notes and STRIPS 0.00% to 11.875% due from 12/09/99 to
  02/15/25. The market value is $408,000,373.)
 Lehman Brothers, Inc.
 5.22%.......................................  11/01/99  350,000     350,000,000
 (Agreement dated 10/29/99 to be repurchased at $350,152,250, collateralized by $365,343,466 Federal Home Loan Mortgage
  Corporation Bonds and Federal National Mortgage Association
  Mortgage Securities 5.50% to 12.00% due from 10/01/01 to
  02/01/29. The market value is $360,500,939.)
 Morgan (J.P.) Securities, Inc.
 5.12%.......................................  11/01/99  304,961     304,961,000
 (Agreement dated 10/29/99 to be repurchased at $305,091,117, collateralized by $312,955,000 U.S. Treasury Bonds 6.125% due
  08/15/29. The market value is $311,060,279.)
 Morgan Stanley & Co., Inc.
 5.255%......................................  11/01/99   68,900      68,900,000
 (Agreement dated 10/29/99 to be repurchased at $68,930,172, collateralized by $119,276,403, Federal Home Loan Bank Bonds and Federal Home Loan Mortgage Corporation Bonds and Discount
  Notes 0.00% to 7.52% due from 11/29/99 to 03/15/19. The
  market value is $71,108,591.)
 5.375%......................................  11/01/99  450,000     450,000,000
 (Agreements dated 10/29/99 to be repurchased at $450,201,563, collateralized by $779,018,597 Federal Home Loan Bank Bonds and Federal Home Loan Mortgage Corporation Bonds and Discount
  Notes 0.00% to 7.52% due from 11/29/99 to 03/15/19. The
  market value is $464,424,763.)

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------

REPURCHASE AGREEMENTS (continued)
 Warburg Dillon Read LLC
 5.12%.......................................  11/01/99 $200,000 $   200,000,000
 (Agreement dated 10/29/99 to be repurchased at $200,085,333, collateralized by $203,389,000 U.S. Treasury Notes 4.625% to
  5.375% due from 11/30/00 to 02/28/01. The market value is
  $204,003,018.)
                                                                 ---------------
  Total.........................................................   3,073,861,000
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $14,370,821,527*)...............................  100.2%  14,370,821,527
LIABILITIES IN EXCESS OF OTHER ASSETS..................   (0.2)     (26,019,410)
                                                         -----  ---------------
NET ASSETS (Equivalent to $1.00 per share based on
 13,884,309,655 Fund Shares, 446,576,198 Dollar Shares
 and 14,069,038 Cash Management Shares outstanding.....  100.0% $14,344,802,117
                                                         =====  ===============

NET ASSETS VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($14,344,802,117 / 14,344,954,891).. $1.00
                                      =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               TempFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                               TempFund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $7,406,605,000                                        51.3%
     31-60 Days                     2,406,260,000                                        16.7
     61-90 Days                     1,709,587,000                                        11.8
    91-120 Days                     1,588,886,000                                        11.0
   121-150 Days                       654,000,000                                         4.5
  Over 150 Days                       675,000,000                                         4.7

                       Average Weighted Maturity--51 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                             Maturity   Par
in Securities                             Date    (000)       Value
-------------                           -------- -------- --------------

CERTIFICATES OF DEPOSIT--27.6%
Domestic Certificates of Deposit--7.4%
 First National Bank of Chicago (A-1+, P-1)
 4.98%................................  01/06/00 $ 75,000 $   74,997,383
 First Tennessee Bank N.A. (A-1, P-1)
 5.41%................................  12/30/99   50,000     50,000,000
 NationsBank (A-1+, P-1)
 5.00%................................  01/05/00   50,000     49,998,282
                                                          --------------
                                                             174,995,665
                                                          --------------
Yankee Dollar--20.2%
 Dresdner Bank (A-1+, P-1, T-1+)
 5.06%................................  01/18/00   50,000     50,001,042
 National Westminster Bank (A-1+, P-1)
 4.98%................................  01/10/00  100,000     99,996,300
 Rabobank Nederland (A-1+, P-1)
 4.98%................................  01/10/00  100,000     99,994,450
 Royal Bank of Canada (A-1+, P-1)
 5.02%................................  02/08/00   50,000     49,996,076
 Societe Generale Yankee (A-1+, P-1)
 5.435%...............................  12/30/99   50,000     50,000,811
 5.45%................................  12/30/99   50,000     50,000,812
 Svenska Handelsbanken (A-1, P-1)
 5.07%................................  02/09/00   50,000     49,996,038
 5.10%................................  04/19/00   25,000     24,991,899
                                                          --------------
                                                             474,977,428
                                                          --------------
  Total..................................................    649,973,093
                                                          --------------
COMMERCIAL PAPER--9.0%
Asset Backed Securities--6.9%
 Fairway Finance Ltd. (A-1, P-1)
 5.40%................................  11/18/99   40,670     40,566,292
 Moriarty Ltd. (A-1+, P-1)
 5.38%................................  12/14/99   25,000     24,839,347
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 5.38%................................  11/16/99   47,696     47,589,081
 Sigma Finance, Inc. (A-1+, P-1)
 5.40%................................  11/08/99   50,000     49,947,500
                                                          --------------
                                                             162,942,220
                                                          --------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

COMMERCIAL PAPER (continued)
Short-Term Business Credit Institutions--2.1%
 Heller Financial, Inc. (A-2, D-1, F1, P-2)
 5.40%........................................  11/29/99 $ 50,000 $   49,790,000
                                                                  --------------
  Total..........................................................    212,732,220
                                                                  --------------
TIME DEPOSITS--15.1%
 Bank Brussels Lambert (A-1+, P-1)
 5.3125%......................................  11/01/99  115,000    115,000,000
 Barclays Bank PLC (A-1+, P-1)
 5.25%........................................  11/01/99  120,000    120,000,000
 Chase Manhattan Bank New York (A-1+, P-1)
 5.25%........................................  11/01/99  120,000    120,000,000
                                                                  --------------
  Total..........................................................    355,000,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS**--46.8%
Asset Backed Securities--8.5%
 Corporate Receivables Corp. (A-1+, P-1)
 5.4125%......................................  11/16/99  100,000    100,000,000
 CXC, Inc. (A-1+, P-1)
 5.4125%......................................  11/16/99  100,000    100,000,000
                                                                  --------------
                                                                     200,000,000
                                                                  --------------
Banks--18.1%
 Bayerische Hypo-Und Vereinsbank (A-1+, P-1)
 5.31625%.....................................  11/15/99  175,000    174,940,994
 SMM Trust Series 1999B (A-1+, P-1)
 5.57%........................................  12/15/99  150,400    150,400,000
 Wells Fargo & Co. (A-1, P-1)
 5.38875%.....................................  12/31/99  100,000     99,962,686
                                                                  --------------
                                                                     425,303,680
                                                                  --------------
Life Insurance--5.3%
 Allstate Life Insurance Co. (A-1, P-1)
 5.531%.......................................  11/01/99   50,000     50,000,000
 Monumental Life Insurance Co. (A-1+, P-1)
 5.53%........................................  11/01/99   75,000     75,000,000
                                                                  --------------
                                                                     125,000,000
                                                                  --------------
Miscellaneous Business Credit Institutions--0.6%
 John Deere Capital Corp. (A-1, P-1)
 6.17625%.....................................  01/12/00   15,000     15,003,313
                                                                  --------------

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

VARIABLE RATE OBLIGATIONS** (continued)
Personal Credit Institutions--5.7%
 American Honda Finance Corp. (A-1, P-1)
 5.4025%......................................  11/15/99 $ 80,000 $   79,991,455
 5.5275%......................................  12/07/99   15,000     15,001,694
 5.4825%......................................  12/20/99   40,000     39,998,478
                                                                  --------------
                                                                     134,991,627
                                                                  --------------
Security Brokers & Dealers--4.3%
 Goldman Sachs Group (A-1+, P-1)
 6.305%.......................................  01/07/00  100,000    100,000,000
                                                                  --------------
Short-Term Business Credit Institutions--4.3%
 General Electric Capital Corp. (A-1+, P-1)
 6.12625%.....................................  01/12/00  100,000    100,000,000
                                                                  --------------
  Total..........................................................  1,100,298,620
                                                                  --------------
REPURCHASE AGREEMENTS--0.8%
 Lehman Brothers, Inc.
 5.05%........................................  11/01/99   15,100     15,100,000
 (Agreement date 10/29/99 to be repurchased at $15,106,355,
  collateralized by $15,070,834 Federal National Mortgage
  Association Mortgage Securities 8.00% due 06/01/12. The market value is $15,553,888.)
 Morgan Stanley & Co., Inc.
 5.255%.......................................  11/01/99    4,000      4,000,000
 (Agreement dated 10/29/99 to be repurchased at $4,001,752,
  collateralized by $4,334,000 U.S. Treasury STRIPS due
  11/15/00. The market value is $4,085,718.)
                                                                  --------------
  Total..........................................................     19,100,000
                                                                  --------------

                                                                 Value
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,337,103,933*)..............................  99.3% $2,337,103,933
OTHER ASSETS IN EXCESS OF LIABILITIES................   0.7      15,757,669
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 1,951,523,337 Fund Shares and 401,479,161 Dollar
 Shares outstanding)................................. 100.0% $2,352,861,602
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,352,861,602 / 2,353,002,498)..........................           $1.00
                                                                      =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The rate shown is the rate as of October 31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                              TempCash Portfolio
                             Maturity Information
                               October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $1,142,466,000                                        48.8%
     31-60 Days                       380,400,000                                        16.3
     61-90 Days                       690,000,000                                        29.5
    91-120 Days                       100,000,000                                         4.3
  Over 150 Days                        25,000,000                                         1.1

                      Average Weighted Maturity--42 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               FedFund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                    Maturity     Par
in Securities                                    Date      (000)      Value
-------------                                  --------------------------------

U.S. GOVERNMENT SECURITIES--1.3%
U.S. Treasury Bills
 4.78%........................................  01/13/00 $  10,000 $  9,903,072
                                                                   ------------
  Total...........................................................    9,903,072
                                                                   ------------
U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--63.2%
Federal Farm Credit Bank Bonds--5.1%
 4.85%........................................  12/01/99    20,000   19,988,281
 4.80%........................................  02/01/00    20,000   19,997,202
                                                                   ------------
                                                                     39,985,483
                                                                   ------------
Federal Home Loan Bank Bonds--11.5%
 4.86%........................................  01/14/00    10,000    9,998,723
 4.93%........................................  01/19/00    10,000    9,999,156
 4.79%........................................  02/04/00    15,000   14,995,106
 4.95%........................................  02/17/00    10,000    9,998,417
 5.10%........................................  03/03/00     5,000    4,999,513
 5.16%........................................  03/08/00     5,000    4,999,388
 5.56%........................................  04/26/00    15,000   14,589,950
 5.52%........................................  08/02/00    20,000   19,985,574
                                                                   ------------
                                                                     89,565,827
                                                                   ------------
Federal Home Loan Bank Discount Notes--5.3%
 4.70%........................................  01/19/00    15,000   14,845,292
 5.24%........................................  01/26/00    27,000   26,662,020
                                                                   ------------
                                                                     41,507,312
                                                                   ------------
Federal Home Loan Bank Variable Rate Notes**--8.4%
 5.92375%.....................................  01/14/00    25,000   24,984,123
 5.31%........................................  11/01/99    20,000   19,999,699
 5.355%.......................................  11/01/99    20,000   19,995,492
                                                                   ------------
                                                                     64,979,314
                                                                   ------------
Federal Home Loan Mortgage Corporation Discount Notes--3.8%
 5.57%........................................  01/21/00    10,000    9,874,675
 5.45%........................................  03/30/00    20,000   19,545,833
                                                                   ------------
                                                                     29,420,508
                                                                   ------------
Federal Home Loan Mortgage Corporation Variable Rates Notes**--
 3.2%
 5.2125%......................................  11/18/99    25,000   24,989,126
                                                                   ------------

Investments                                        Maturity     Par
in Securities                                        Date      (000)      Value
-------------                                      --------------------------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Federal National Mortgage Association Bonds--5.8%
 4.86%...........................................   02/10/00 $  10,000 $  9,997,869
 4.98%...........................................   04/20/00    10,000    9,997,323
 5.10%...........................................   05/19/00    15,000   14,988,241
 5.46%...........................................   06/21/00    10,000    9,998,790
                                                                       ------------
                                                                         44,982,223
                                                                       ------------
Federal National Mortgage Association Discount Notes--1.7%
 4.66%...........................................   12/13/99    13,000   12,929,323
                                                                       ------------
Federal National Mortgage Association Variable Rate Notes**--18.4%
 5.37%...........................................   11/01/99    28,000   27,990,120
 5.2175%.........................................   11/02/99    25,000   24,987,321
 5.18375%........................................   11/04/99    20,000   19,990,918
 5.16%...........................................   11/10/99    25,000   24,992,172
 5.32125%........................................   12/22/99    20,000   19,993,703
 5.30875%........................................   12/23/99    25,000   24,993,651
                                                                       ------------
                                                                        142,947,885
                                                                       ------------
  Total...............................................................  491,307,001
                                                                       ------------
REPURCHASE AGREEMENTS--35.5%
 Goldman Sachs & Co.
 5.26%...........................................   11/24/99    30,000   30,000,000
 (Agreement dated 10/26/99 to be repurchased at $30,127,117, collateralized by $31,394,358 Federal Home Loan Mortgage
  Corporation Adjustable Rate Mortgage Notes and Federal National
  Mortgage Association Adjustable Rate Mortgage Notes 5.8062% to
  7.50% due from 08/15/22 to 03/15/29. The market value is
  $30,900,000.)
 5.29%...........................................   11/26/99    50,000   50,000,000
 (Agreement dated 10/06/99 to be repurchased at $50,374,708, collateralized by $52,323,930 Federal Home Loan Mortgage Adjustable
  Rate Mortgage Corporation Notes and Federal National Mortgage
  Association Adjustable Rate Mortgage Notes 5.8062% to 7.50% due
  from 08/15/22 to 03/15/29. The market value is $51,500,000.)

                               FedFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

Investments                                       Maturity   Par
in Securities                                       Date    (000)      Value
-------------                                     -------- -------- ------------

REPURCHASE AGREEMENTS (continued)
 Lehman Brothers, Inc.
 5.05%..........................................  11/01/99 $  5,800 $  5,800,000
 (Agreement dated 10/29/99 to be repurchased at $5,802,440,
  collateralized by $6,417,547 Federal National Mortgage
  Association Bonds 6.00% due 02/01/29. The market value is
  $5,976,191.)
 Morgan Stanley & Co., Inc.
 5.375%.........................................  11/01/99  190,000  190,000,000
 (Agreement dated 10/29/99 to be repurchased at $190,085,104, collateralized by $201,295,000 Federal Home Loan Bank Bonds,
  Federal Home Loan Mortgage Corporation Bonds and Discount Notes
  and Federal National Mortgage Association Bonds and Discount
  Notes and Medium Term Notes 0.00% to 6.85% due from 11/29/99 to
  04/08/16. The market value is $195,838,916.)
                                                                    ------------
  Total............................................................  275,800,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $777,010,073*)...................................... 100.0%  777,010,073
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.0       344,636
                                                            -----  ------------
NET ASSETS (equivalent to $1.00 per share based on
 742,941,336 Fund Shares and 34,640,865 Dollar Shares
 outstanding).............................................. 100.0% $777,354,709
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($777,354,709 / 777,582,201)....................................         $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               FedFund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $438,800,000                                          56.4%
     31-60 Days                       98,000,000                                          12.6
     61-90 Days                      107,000,000                                          13.7
    91-120 Days                       35,000,000                                           4.5
   121-150 Days                       10,000,000                                           1.3
  Over 150 Days                       90,000,000                                          11.5

                         Average Weighted Maturity--53


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                                T-Fund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. GOVERNMENT SECURITIES--22.1%
U.S. Treasury Notes
 5.375%.......................................  01/31/00 $ 50,000 $   50,059,465
 7.75%........................................  01/31/00  122,000    122,883,148
 5.50%........................................  02/29/00   30,000     30,056,490
 7.125%.......................................  02/29/00   50,000     50,364,630
 5.50%........................................  03/31/00   20,000     20,039,526
 6.875%.......................................  03/31/00   60,000     60,438,270
 6.75%........................................  04/30/00  120,000    120,969,560
 6.375%.......................................  05/15/00   20,000     20,152,344
 5.50%........................................  05/31/00   60,000     60,104,230
 6.25%........................................  05/31/00   50,000     50,315,361
 5.375%.......................................  06/30/00   10,000     10,000,248
 6.25%........................................  08/31/00   70,000     70,407,912
                                                                  --------------
  Total..........................................................    665,791,184
                                                                  --------------
REPURCHASE AGREEMENTS--77.3%
 ABN AMRO, Inc.
 5.22%........................................  11/01/99  135,000    135,000,000
 (Agreement dated 10/29/99 to be repurchased at $135,058,725, collateralized by $134,658,000 U.S Treasury Notes 5.625% to
  6.125% due from 11/30/00 to 12/31/01. The market value is
  $137,701,660.)
 Barclay's Capital, Inc.
 5.22%........................................  11/01/99  135,000    135,000,000
 (Agreement dated 10/29/99 to be repurchased at $135,058,725, collateralized by $118,550,000 U.S. Treasury Bonds and Notes
  7.50% to 11.625% due from 11/15/04 to 02/15/05. The market value is $137,782,170.)
 Bear Stearns & Co., Inc.
 5.23%........................................  11/01/99  135,000    135,000,000
 (Agreement dated 10/29/99 to be repurchased at $135,058,838, collateralized by $286,485,000 U.S. Treasury STRIPS due from
  11/15/09 to 02/15/23. The market value is $137,715,883.)
 Credit Suisse First Boston Corp.
 5.27%........................................  01/19/00  175,000    175,000,000
 (Agreement dated 10/21/99 to be repurchased at $177,305,625, collateralized by $160,644,000 U.S. Treasury Bonds 6.75% to
  8.875% due from 05/15/17 to 08/15/26. The market value is
  $178,502,585.)

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Deutsche Bank Securities, Inc.
 5.20%........................................  11/08/99 $200,000 $  200,000,000
 (Agreement dated 10/07/99 to be repurchased at $200,924,444, collateralized by $199,029,455 U.S. Treasury Bills and Notes
  0.00% to 6.875% due from 01/20/00 to 05/15/06. The market
  value is $204,000,209.)
 5.18%........................................  11/10/99  150,000    150,000,000
 (Agreement dated 10/14/99 to be repurchased at $150,582,750, collateralized by $149,272,090 U.S. Treasury Bills and Notes
  0.00% to 6.875% due from 01/20/00 to 05/15/06. The market
  value is $153,000,158.)
 5.30%........................................  01/13/00  200,000    200,000,000
 (Agreement dated 10/15/99 to be repurchased at $202,650,000, collateralized by $199,029,455 U.S. Treasury Bills and Notes
  0.00% to 6.875% due from 01/20/00 to 05/15/06. The market
  value is $204,000,209.)
 Goldman Sachs & Co.
 4.50%........................................  11/01/99   38,000     38,000,000
 (Agreement dated 10/29/99 to be repurchased at $38,014,250, collateralized by $44,481,000 U.S. Treasury Bonds 5.25% due
  11/15/28. The market value is $38,760,865.)
 Greenwich Capital Markets, Inc.
 5.22%........................................  11/01/99  300,000    300,000,000
 (Agreement dated 10/29/99 to be repurchased at $300,130,500, collateralized by $555,001,000 U.S. Treasury STRIPS due from
  11/15/99 to 11/15/27. The market value is $306,001,903.)
 Lehman Brothers, Inc.
 5.20%........................................  11/01/99  100,000    100,000,000
 (Agreement dated 10/29/99 to be repurchased at $100,043,333, collateralized by $88,606,000 U.S. Treasury Bonds 8.75% to
  10.75% due from 02/15/03 to 08/15/20. The market value is
  $102,000,621.)
 Merrill Lynch Government Securities, Inc.
 5.22%........................................  11/01/99   50,000     50,000,000
 (Agreement dated 10/29/99 to be repurchased at $50,021,750, collateralized by $53,699,000 U.S. Treasury Bills due
  10/12/00. The market value is $51,000,625.)

                                T-Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

REPURCHASE AGREEMENTS (continued)
 Morgan Stanley & Co., Inc.
 5.255%.......................................  11/01/99 $340,900 $  340,900,000
 (Agreement dated 10/29/99 to be repurchased at $341,049,286, collateralized by $315,570,000 U.S. Treasury Bills, Bonds and
  Notes 0.00% to 8.00% due from 04/27/00 to 02/15/27. The market value is $347,785,189.)
 Nesbitt Burns Securities, Inc.
 5.23%........................................  11/01/99  135,000    135,000,000
 (Agreement dated 10/29/99 to be repurchased at $135,058,838, collateralized by $139,699,000 U.S. Treasury Bills due from
  01/27/00 to 05/25/00. The market value is $137,702,880.)
 Salomon Smith Barney, Inc.
 5.20%........................................  11/01/99  135,000    135,000,000
 (Agreement dated 10/29/99 to be repurchased at $135,058,500, collateralized by $145,020,000 U.S. Treasury Bills due
  10/12/00. The market value is $137,812,506.)
 Warburg Dillon Read LLC
 5.28%........................................  01/25/00  100,000    100,000,000
 (Agreement dated 10/27/99 to be repurchased at $101,320,000, collateralized by $143,885,000 U.S. Treasury STRIPS due
  05/15/05. The market value is $102,001,514.)
                                                                  --------------
  Total..........................................................  2,328,900,000
                                                                  --------------

                                                                Value
                                                            --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,994,691,184*).............................  99.4% $2,994,691,184
OTHER ASSETS IN EXCESS OF LIABILITIES...............   0.6      18,641,803
                                                     -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,397,405,765 Fund Shares, 612,697,307 Dollar
 Shares and 3,252,025 Cash Management Shares
 outstanding)....................................... 100.0% $3,013,332,987
                                                     =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($3,013,332,987 / 3,013,355,097).........................           $1.00
                                                                     =====

--------
* Cost for federal income tax purposes.

                                T-Fund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $1,853,900,000                                        62.0%
     61-90 Days                       475,000,000                                        15.9
    91-120 Days                       172,000,000                                         5.8
   121-150 Days                        80,000,000                                         2.7
  Over 150 Days                       410,000,000                                        13.6

                       Average Weighted Maturity--53 days


                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Federal Trust Fund Portfolio
                            Statement of Net Assets
                               October 31, 1999
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS--100.0%
Federal Farm Credit Bank Bonds--10.1%
 4.76%............................................ 01/18/00 $ 5,000 $  4,998,837
 4.80%............................................ 02/01/00  10,000    9,998,601
 5.40%............................................ 07/03/00   5,000    4,999,301
 5.45%............................................ 08/02/00   5,000    5,000,376
                                                                    ------------
                                                                      24,997,115
                                                                    ------------
Federal Farm Credit Bank Discount Notes--6.5%
 5.17%............................................ 11/12/99   2,700    2,695,735
 5.11%............................................ 11/16/99     813      811,269
 4.54%............................................ 12/13/99  10,000    9,947,033
 5.45%............................................ 02/25/00   2,611    2,565,148
                                                                    ------------
                                                                      16,019,185
                                                                    ------------
Federal Farm Credit Bank Variable Rate Notes**--20.2%
 5.24%............................................ 11/01/99  20,000   19,995,000
 5.22625%......................................... 11/10/99  15,000   14,997,389
 5.2025%.......................................... 11/23/99  15,000   14,997,128
                                                                    ------------
                                                                      49,989,517
                                                                    ------------
Federal Home Loan Bank Bonds--5.1%
 4.95%............................................ 02/17/00   5,000    4,999,208
 5.545%........................................... 03/02/00     500      500,537
 5.10%............................................ 03/03/00   1,000      999,903
 5.16%............................................ 03/08/00   2,000    1,999,755
 5.01%............................................ 04/28/00   4,000    3,997,850
                                                                    ------------
                                                                      12,497,253
                                                                    ------------
Federal Home Loan Bank Discount Notes--17.6%
 5.16%............................................ 11/01/99   2,172    2,172,000
 5.53%............................................ 01/14/00   5,800    5,734,070
 4.70%............................................ 01/19/00   5,000    4,948,431
 5.51%............................................ 01/21/00  16,895   16,685,544
 5.52%............................................ 01/21/00   5,000    4,937,900
 5.24%............................................ 01/26/00   5,000    4,937,411
 5.46%............................................ 03/03/00   1,013      994,102
 5.58%............................................ 04/07/00   3,100    3,024,081
                                                                    ------------
                                                                      43,433,539
                                                                    ------------
Federal Home Loan Bank Variable Rate Notes**--8.1%
 5.355%........................................... 11/01/99   5,000    4,998,873
 5.25%............................................ 11/04/99   5,000    4,998,177
 5.266%........................................... 11/12/99  10,000    9,997,424
                                                                    ------------
                                                                      19,994,474
                                                                    ------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS (continued)
Student Loan Marketing Association Discount Notes--10.1%
 5.16%............................................ 11/01/99 $14,934 $ 14,934,000
 5.19%............................................ 12/15/99  10,000    9,936,567
                                                                    ------------
                                                                      24,870,567
                                                                    ------------
Student Loan Marketing Association Master Notes--20.2%
 5.545%........................................... 11/02/99  50,000   50,000,000
                                                                    ------------
Student Loan Marketing Association Variable Rate Notes**--1.6%
 5.795%........................................... 11/02/99   4,000    4,000,000
                                                                    ------------
Tennessee Valley Authority Discount Notes--0.5%
 5.15%............................................ 11/10/99   1,200    1,198,455
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $247,000,105*)..................................... 100.0%  247,000,105
LIABILITIES IN EXCESS OF OTHER ASSETS.....................  (0.0)     (116,791)
                                                           -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 219,489,278 Fund Shares and 27,534,756 Dollar Shares
 outstanding)............................................. 100.0% $246,883,314
                                                           =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($246,883,314 / 247,024,034)...................................         $1.00
                                                                         =====

--------
* Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                          Federal Trust Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                          Federal Trust Fund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                            ---                                            ----------
      1-30 Days                     $145,819,000                                          58.9%
     31-60 Days                       20,000,000                                           8.1
     61-90 Days                       42,695,000                                          17.2
    91-120 Days                       17,611,000                                           7.1
   121-150 Days                        4,513,000                                           1.8
  Over 150 Days                       17,100,000                                           6.9

                       Average Weighted Maturity--48 days



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         Treasury Trust Fund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------

U.S. Government Securities--96.0%
U.S. Treasury Bills--22.6%
 4.45%......................................... 11/04/99 $ 50,000 $   49,981,458
 4.55%......................................... 11/04/99   11,665     11,660,577
 4.40%......................................... 11/12/99    2,680      2,676,397
 4.42%......................................... 11/12/99    1,000        998,649
 4.425%........................................ 11/12/99   20,380     20,352,445
 4.50%......................................... 12/09/99    3,070      3,055,418
 4.785%........................................ 01/06/00    5,000      4,956,138
 4.88%......................................... 01/13/00   20,000     19,802,089
 4.905%........................................ 01/13/00   20,000     19,801,075
 4.93%......................................... 01/13/00   25,000     24,750,076
 4.94%......................................... 01/27/00   25,000     24,701,542
 4.95%......................................... 01/27/00   50,000     49,401,875
 4.955%........................................ 01/27/00   25,000     24,700,635
 4.93%......................................... 02/03/00   20,000     19,742,544
                                                                  --------------
                                                                     276,580,918
                                                                  --------------
U.S. Treasury Notes--73.4%
 5.875%........................................ 11/15/99   40,000     40,013,419
 7.875%........................................ 11/15/99   18,480     18,499,395
 7.75%......................................... 11/30/99   72,700     72,869,415
 5.625%........................................ 12/31/99  260,000    260,188,485
 7.75%......................................... 12/31/99  150,000    150,625,262
 5.375%........................................ 01/31/00  200,000    200,063,690
 7.75%......................................... 01/31/00   93,000     93,563,270
 5.50%......................................... 02/29/00   50,000     50,043,986
 7.125%........................................ 02/29/00   13,000     13,080,037
                                                                  --------------
                                                                     898,946,959
                                                                  --------------

                                                                 Value
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $1,175,527,877*)..............................  96.0% $1,175,527,877
OTHER ASSETS IN EXCESS OF LIABILITIES................   4.0      49,610,765
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 826,359,552 Fund Shares and 399,011,276 Dollar
 Shares outstanding)................................. 100.0% $1,225,138,642
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($1,225,138,642 / 1,225,370,828)..........................           $1.00
                                                                      =====

--------
* Cost for federal income tax purposes is $1,175,538,690.

                         Treasury Trust Fund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                           Par                                            Percentage
    --------                       ------------                                       ----------
     1-30 Days                     $216,905,000                                          18.4%
    31-60 Days                        3,070,000                                           0.3
    61-90 Days                      580,000,000                                          49.3
   91-120 Days                      313,000,000                                          26.6
  121-150 Days                       63,000,000                                           5.4

                       Average Weighted Maturity--49 days



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                              Treasury Trust Fund
                      Statement of Assets and Liabilities
                                October 31, 1999

ASSETS..........................................................
  Investments at value, cost ($1,175,527,877)...................  $1,175,527,877
  Interest receivable...........................................      34,628,702
  Receivable for investment securities matured..................     494,750,000
  Prepaid expenses..............................................          46,492
                                                                  --------------
    Total Assets................................................   1,704,953,071
LIABILITIES
  Payable for investment securities purchased...................     474,859,150
  Accrued expenses..............................................         300,404
  Dividend payable..............................................       4,654,875
                                                                  --------------
    Total Liabilities...........................................     479,814,429
                                                                  --------------
NET ASSETS applicable to 826,359,552 Fund Shares and 399,011,276
 Dollar Shares outstanding......................................  $1,225,138,642
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........           $1.00
                                                                           =====



                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               MuniFund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.8%
Alabama--5.7%
 Calhoun County Economic Development Council IDRB (Craft
  Corporation Project) DN (Amsouth Bank of Alabama LOC) (A-1+,
  VMIG-1)**
 3.65%...........................................  11/07/99 $ 3,370 $  3,370,000
 City of Huntsville Health Care Authority RB Series 1998 DN
  (Amsouth Bank of Alabama LOC) (A-1)**
 3.45%...........................................  11/07/99   6,100    6,100,000
 City of Montgomery BMC Special Care Facilities Authority Hospital
  RB (Baptist Medical Center) Series A DN (Amsouth Bank of Alabama
  LOC) (VMIG-1)**
 3.45%...........................................  11/07/99   9,700    9,700,000
 Columbia IDRB (Alabama Power Project) DN (A-1)**
 3.60%...........................................  11/01/99  11,800   11,800,000
                                                                    ------------
                                                                      30,970,000
                                                                    ------------
Arizona--0.4%
 Maricopa County PCRB (Southern California Edison) Series E (A-1,
  P-1)
 3.70%...........................................  03/10/00   2,000    2,000,000
                                                                    ------------
California--1.2%
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   3,000    3,013,048
 Oakland Certificates of Participation (Capital Improvement
  Project) DN (National Westminster LOC)**
 3.00%...........................................  11/07/99   3,500    3,500,000
                                                                    ------------
                                                                       6,513,048
                                                                    ------------
Colorado--0.7%
 Douglas County School District TAN (SP-1+, MIG-1)
 4.50%...........................................  06/30/00   4,000    4,023,088
                                                                    ------------
Delaware--0.9%
 Delaware State Economic Development Authority PCRB (Delmarva
  Project) Series A DN
  (A-1, VMIG-1)**
 3.50%...........................................  11/07/99   5,000    5,000,000
                                                                    ------------
Florida--3.3%
 Capital Projects Finance Authority (Florida Hospital Association--
  Capital Projects Loan Program) Series 1998A DN (Credit Suisse
  LOC) (A-1+)**
 3.55%...........................................  11/07/99   5,000    5,000,000

Investments                               Maturity    Par
in Securities                               Date     (000)     Value
-------------                            ---------- ------- ------------

MUNICIPAL BONDS (continued)
Florida (continued)
 Indian Trace Community Development District (Basin I Water
  Management) Special Benefit Bonds Series 1989 DN (Swiss
  Bank LOC) (VMIG-1)**
 3.60%.................................  11/07/1999 $   270 $    270,000
 Orange County Housing Finance Authority Multifamily RB
  (Post Fountains at Lee Vista) Series 1997E DN (Federal
  National Mortgage Association) (A-1+)**
 3.55%.................................    11/07/99   5,100    5,100,000
 Orange County Housing Finance Authority Multifamily RB
  (Post Lake Apartments Project) DN (Federal National
  Mortgage Association) (A-1+)**
 3.55%.................................    11/07/99   6,000    6,000,000
 St. Petersburg Capital Improvement RB (Apartment & Golf
  Course Project) Series B DN (Suntrust Bank Atlanta LOC)**
 3.60%.................................    11/07/99   1,555    1,555,000
                                                            ------------
                                                              17,925,000
                                                            ------------
Georgia--3.8%
 Bibb County Development Authority Educational Facilities
  RB (Tattnall Square Academy) DN (Wachovia Bank LOC) (A-
  1+)**
 3.50%.................................    11/07/99   3,950    3,950,000
 Cobb County Development Authority RB (Highland Park
  Associates Project) DN (Suntrust Bank LOC)**
 3.60%.................................    11/07/99   2,150    2,150,000
 Fulton County IDA (Epstein School Project) DN (Suntrust
  Bank LOC)**
 3.60%.................................    11/07/99   2,000    2,000,000
 Fulton County IDA (Metro Atlanta YMCA Project) DN
  (Wachovia Bank LOC)**
 3.45%.................................    11/07/99   8,500    8,500,000
 Macon-Bibb County Hospital Authority RAN (The Medical
  Center of Central Georgia) DN (Suntrust Bank LOC)**
 3.60%.................................    11/07/99   3,000    3,000,000
 Private Colleges & Universities Authority of Georgia RB
  (Emory University Project) Series C
  (A-1+, VMIG-1)
 3.70%.................................    03/09/00   1,000    1,000,000
                                                            ------------
                                                              20,600,000
                                                            ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Idaho--0.6%
 Idaho TAN (SP-1+)
 4.25%...........................................  06/30/00 $ 3,000 $  3,016,290
                                                                    ------------
Illinois--9.8%
 Illinois DN (Kredietbank LOC) (A-1+C)**
 3.57%...........................................  11/07/99   6,000    6,000,000
 Illinois Development Finance Authority PCRB (Illinois Power
  Company Project) (ABN-AMRO Bank N.V. LOC)
 3.65%...........................................  02/22/00   4,000    4,000,000
 Illinois Educational Facilities Authority RB (ACI Cultural Pooled
  Financing Project) Series 1998 DN (NBD BANK Corp. LOC) (A-1+)**
 3.45%...........................................  11/07/99   6,000    6,000,000
 Illinois Educational Facilities Authority RB (National Louis
  University) Series 1999A DN (Banc One LOC) (A-1+)**
 3.50%...........................................  11/07/99   3,000    3,000,000
 Illinois Health Facilities Authority PCRB (Carle Foundation) DN
  (Banc One LOC)
  (A-1+, VMIG-1)**
 3.55%...........................................  11/07/99  11,200   11,200,000
 Illinois Health Facilities Authority PCRB Revolving Fund Pooled
  Financing Program (The University of Chicago Project)
 3.75%...........................................  03/30/00   4,000    4,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.55%...........................................  07/31/00   6,000    6,000,000
 Illinois Health Facilities Authority RB (Streetville Corporation)
  Series A DN (A-1, VMIG-1)**
 3.45%...........................................  11/07/99   1,000    1,000,000
 Illinois Housing Development Authority RB (Homeowner Mortgage
  Project) Series E
  (A-1+, VMIG-1)
 3.05%...........................................  02/15/00  10,000   10,000,000
 Illinois Housing Development Authority RB (Homeownership Mortgage
  Project) Series E
 3.55%...........................................  07/27/00   2,000    2,000,000
                                                                    ------------
                                                                      53,200,000
                                                                    ------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Indiana--1.3%
 Indiana Development Finance Authority PCRB (Southern Indiana Gas &
  Electric Company)
  (VMIG-1)
 3.00%...........................................  03/01/00 $ 5,500 $  5,500,000
 Indiana Municipal Power Agency Power Supply System RB Series A DN
  (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99     500      500,000
 Sulivan IDA PCRB (National Rural Utilities LOC)
  (A-1+, P-1)
 3.75%...........................................  02/14/00   1,000    1,000,000
                                                                    ------------
                                                                       7,000,000
                                                                    ------------
Iowa--1.4%
 Iowa Higher Education Loan Authority (Private College Project) DN
  (A-1+,VMIG-1)**
 3.55%...........................................  11/07/99   7,600    7,600,000
                                                                    ------------
Kentucky--1.2%
 Clark County PCRB (Eastern Kentucky Power Project) Series J
 3.70%...........................................  04/15/00   5,000    5,000,000
 Owensboro-Davies County Water Resource Agency Wastewater RB BAN
  Series A (SP-1)
 4.40%...........................................  09/01/00   1,600    1,606,430
                                                                    ------------
                                                                       6,606,430
                                                                    ------------
Maryland--9.5%
 Baltimore County Refunding Revenue Bonds (Paths at Loveton Farms
  Apartments Facility Project) DN (FNB of Maryland LOC) (A-1)**
 3.53%...........................................  11/07/99   5,595    5,595,000
 Frederick County (Homewood Incorporated Facility) DN (FNB Maryland
  LOC) (A-1)**
 3.53%...........................................  11/07/99  10,450   10,450,000
 Maryland State Health & Higher Education Facilities Authority RB
  (Doctors Community Hospital) Series 1997 DN (A-1)**
 3.53%...........................................  11/07/99   7,300    7,300,000
 Maryland State Health & Higher Education Facilities Authority RB (Doctors
  Community Hospital) Series 1997 DN (FNB Maryland LOC) (A-1)**
 3.53%...........................................  11/07/99   4,115    4,115,000

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Health & Higher Education Facilities Authority RB
  (The Norwood School) Series 1998 DN (FNB Maryland LOC) (A-1)**
 3.51%...........................................  11/07/99 $10,505 $ 10,505,000
 Maryland State Industrial Development Finance Authority RB
  (McDonough School Income Facility) DN (FNB Maryland LOC) (A-1,
  VMIG-1)**
 3.55%...........................................  11/07/99   4,470    4,470,000
 Maryland State Industrial Development Finance Authority RB
  (McDonough School Income Facility) DN (FNB Maryland LOC) (A-1)**
 3.55%...........................................  11/07/99   7,000    7,000,000
 Montgomery County Economic Development Authority RB (Brooke Grove
  Foundation Incorporated Project) DN (FNB Maryland LOC) (A-1)**
 3.53%...........................................  11/07/99   2,000    2,000,000
                                                                    ------------
                                                                      51,435,000
                                                                    ------------
Massachusetts--1.9%
 Massachusetts Health & Education Facilities Authority Series 1985C
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 3.45%...........................................  11/01/99   2,000    2,000,000
 Massachusetts Housing Finance Agency Development Bonds Trust
  Receipts Series 1998B DN (Bank of New York LOC) (A-1+C, VMIG-1)**
 3.65%...........................................  11/07/99   8,000    8,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------
Michigan--0.4%
 Detroit Economic Development Corporation (Waterfront Reclamation
  Project) Series C DN (Lasalle National Bank LOC) (A-1+)**
 3.65%...........................................  11/07/99   2,000    2,000,000
                                                                    ------------
Minnesota--11.4%
 Hennepin County GO Series 1997C DN (Westdeutsche Landesbank SPA)
  (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   1,825    1,825,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Minnesota (continued)
 Minneapolis GO RB DN (Bayerische Landesbank Girozentrale LOC) (A-
  1+, VMIG-1)**
 3.40%...........................................  11/07/99 $ 5,605 $  5,605,000
 Minneapolis GO (Convention Center Project) DN
  (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99  31,800   31,800,000
 Minneapolis GO Series 1997B DN (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   4,300    4,300,000
 Minneapolis GO Series 1998B DN (Bayerische Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   8,380    8,380,000
 Minneapolis GO Series 1999A DN (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   9,600    9,600,000
                                                                    ------------
                                                                      61,510,000
                                                                    ------------
Mississippi--0.5%
 State of Mississippi Hospital Equipment RB TECP (Westdeutsche
  Landesbank Girozentrale LOC)
  (A-1+, VMIG-1)
 3.70%...........................................  02/15/00   2,800    2,800,000
                                                                    ------------
Missouri--0.0%
 Kansas City IDRB (Mid-America Health Services Project) Series 1984
  DN (Bank of New York LOC) (A-1, VMIG-1)**
 3.57%...........................................  11/07/99     200      200,000
                                                                    ------------
New Hampshire--1.0%
 New Hampshire Health & Higher Education Facilities Authority (VHA
  of New England Capital Asset Financing Program) DN (AMBAC
  Insurance)
  (A-1, VMIG-1)**
 3.55%...........................................  11/07/99   5,650    5,650,000
                                                                    ------------
New Jersey--1.1%
 Essex County Improvement Authority BAN (MIG-1)
 3.50%...........................................  03/31/00   5,000    5,006,993
 New Jersey Sports & Exhibition Authority Series 1992C DN (Barclays
  Bank LOC)
  (A-1+, VMIG-1)**
 3.20%...........................................  11/07/99     875      875,000
                                                                    ------------
                                                                       5,881,993
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York--6.6%
 City of New York Health & Hospital Corporation RB (Health System)
  Series A (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
 3.75%...........................................  02/01/00 $ 2,000 $  2,000,000
 City of New York GO Series 1996J-3 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   7,200    7,200,000
 City of New York GO Series B DN
  (A-1+, VMIG-1)**
 4.00%...........................................  11/01/99   3,400    3,400,000
 City of New York Local Government Assistance Corporation Bonds
  Series 1995E DN (Canadian Imperial Bank LOC) (A-1+, VMIG-1)**
 3.20%...........................................  11/07/99   8,200    8,200,000
 City of New York Transitional Finance Authority Financing RB
  Series A-1 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99     400      400,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994D-2 DN
  (NBD Bank Corp. LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/01/99     500      500,000
 Long Island Power Authority Electrical Systems DN (MBIA Insurance)
  (A-1+, VMIG-1)**
 3.45%...........................................  11/07/99   4,000    4,000,000
 Port Authority of New York & New Jersey Versatile Structure
  Obligations RB Series 1994 DN (Morgan Guaranty Trust LOC) (A-1+,
  VMIG-1) **
 3.50%...........................................  11/01/99   5,300    5,300,000
 Port Authority of New York & New Jersey Versatile Structure
  Obligations Series 1996 DN (Bayerische Landebank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.45%...........................................  11/01/99   5,000    5,000,000
                                                                    ------------
                                                                      36,000,000
                                                                    ------------
North Carolina--7.8%
 Charlotte-Mecklenburg Hospital Authority RB (Health Care System
  Project) Series 1996B DN (Bank of America LOC) (A-1, VMIG-1)**
 3.40%...........................................  11/07/99   2,250    2,250,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
North Carolina (continued)
 Charlotte-Mecklenburg Hospital Authority RB (Health Care System
  Project) Series 1996C DN (Bank of America LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99 $ 3,800 $  3,800,000
 Mecklenburg County GO Series 1996C DN (Bank of America LOC) (A-1,
  VMIG-1)**
 3.50%...........................................  11/07/99     200      200,000
 Mecklenberg County GO Series 1998C DN (First Union National Bank
  of North Carolina LOC)
  (A-1, VMIG-1)**
 3.40%...........................................  11/07/99   7,100    7,100,000
 Mecklenburg County GO Series 1998C DN (First Union National Bank
  of North Carolina LOC)
  (A-1, VMIG-1)**
 3.40%...........................................  11/07/99   7,150    7,150,000
 North Carolina Eastern Municipal Power Agency TECP (Canadian
  Imperial Bank LOC) (A-1+, P-1)
 3.60%...........................................  11/17/99   7,500    7,500,000
 North Carolina Educational Facilities Finance Agency RB (Elon
  College Project) Series 1997 DN (Bank of America LOC) (A-1, VMIG-
  1)**
 3.45%...........................................  11/07/99   3,300    3,300,000
 North Carolina Educational Facilities Finance Agency RB (Guilford
  College Project) Series 1997 DN (Bank of America LOC) (VMIG-1)**
 3.55%...........................................  11/07/99   4,100    4,100,000
 North Carolina Medical Care Commission Hospital RB (Lincoln Health
  System Project) Series 1996A DN (Bank of America LOC) (A-1, VMIG-
  1)**
 3.60%...........................................  11/07/99   4,500    4,500,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Health System) Series 1998 DN (Wachovia Bank LOC) (A-1+)**
 3.50%...........................................  11/07/99   1,800    1,800,000
 North Carolina Medical Care Commission Hospital RB (Moses H. Cone
  Memorial Hospital Project) DN (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99     825      825,000
                                                                    ------------
                                                                      42,525,000
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Ohio--3.4%
 City of Jordan GO
 4.00%...........................................  06/15/00 $ 1,000 $  1,004,212
 Clinton County Hospital RB (Pooled Financing Programs) Series 1998
  DN (Fifth Third Bank LOC) (A-1+)**
 3.60%...........................................  11/07/99   3,600    3,600,000
 Columbus GO Unlimited Tax DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99     800      800,000
 Cuyahoga County Hospital RB (Cleveland Clinic Foundation Project)
  Series 1997A DN
  (A-1+, VMIG-1)**
 3.45%...........................................  11/07/99   1,100    1,100,000
 Franklin County IDRB (Alco Standard Corporation Project) Series
  1994 DN (Bank America LOC)
  (A-1+, VMIG-1)**
 3.65%...........................................  11/07/99   1,800    1,800,000
 Montgomery County Economic Development Authority RB (Dayton Art
  Institute Project) DN (National City Bank LOC) (A-1, VMIG-1)**
 3.50%...........................................  11/07/99   4,400    4,400,000
 Ohio Water Development Authority PCRB (Cleveland Electric
  Illuminating Company) Series 1997B DN (NBD Bank Corp. LOC) (A-1+,
  P-1)**
 3.45%...........................................  11/07/99   2,800    2,800,000
 Toledo-Lucas County Port Authority DN (Toledo Museum of Art
  Project) (Fifth Third Bank Corp. LOC)**
 3.45%...........................................  11/07/99   3,000    3,000,000
                                                                    ------------
                                                                      18,504,212
                                                                    ------------
Pennsylvania--4.0%
 Bedford County IDA IDRB (Sepa Incorporated Facility) Series 1985
  DN (First Union Bank LOC) (A-1, P-1)**
 3.40%...........................................  11/07/99     900      900,000
 Pennsylvania GO
 4.50%...........................................  08/01/00   3,000    3,023,973
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1994B DN (A-1+,
  VMIG-1)**
 3.55%...........................................  11/07/99   2,000    2,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1996C DN (Credit
  Suisse LOC)
  (A-1+, VMIG-1)**
 3.55%...........................................  11/07/99 $ 6,795 $  6,795,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1998B DN (A-1+,
  VMIG-1)**
 3.55%...........................................  11/07/99   6,000    6,000,000
 Sayre County Health Care Facilities Authority RB (VHA Pennsylvania
  Capital Financing Project) Series 1985I DN (AMBAC Insurance)**
 3.80%...........................................  11/07/99   1,200    1,200,000
 Sayre County Health Care Facilities Authority RB (VHA Capital
  Financing Project) Series 1985L DN (AMBAC Insurance)**
 3.50%...........................................  11/07/99   1,700    1,700,000
                                                                    ------------
                                                                      21,618,973
                                                                    ------------
Rhode Island--1.6%
 Rhode Island GO Series 1998 DN (Landesbank Hessen-Thuringen LOC)
  (A-1+C, VMIG-1)**
 3.45%...........................................  11/07/99   2,500    2,500,000
 Rhode Island Housing & Mortgage Finance Corporation Homeownership
  Opportunity Bonds Series A (A-1+, VMIG-1)
 3.10%...........................................  12/15/99   6,085    6,085,000
                                                                    ------------
                                                                       8,585,000
                                                                    ------------
South Carolina--2.6%
 Greenwood County Hospital RB (Self Memorial Hospital) Series B DN
  (Wachovia Bank LOC) (VMIG-1)**
 3.50%...........................................  11/07/99   9,380    9,380,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996B
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   2,100    2,100,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1996D
  DN (Morgan Guaranty LOC)
  (A-1+, VMIG-1)**
 3.45%...........................................  11/07/99   2,400    2,400,000
                                                                    ------------
                                                                      13,880,000
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Tennessee--5.8%
 City of Chattanooga Health, Education & Housing Facility Board
  Series 1999 DN (Amsouth Bank of Alabama LOC) (A-1)**
 3.45%...........................................  11/07/99 $12,400 $ 12,400,000
 City of Tusculum Health, Education & Housing Facility Board
  Educational Facilities RB (Tusculum College Project) Series 1998
  DN (Suntrust Bank LOC)**
 3.60%...........................................  11/07/99   6,000    6,000,000
 Knox County GO
 4.50%...........................................  03/01/00   2,000    2,008,393
 Memphis General Improvement Refunding RB DN
  (A-1+, VMIG-1)**
 3.55%...........................................  11/07/99     100      100,000
 Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.55%...........................................  11/07/99     700      700,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Belmont University Project) DN (Suntrust Bank
  LOC)**
 3.60%...........................................  11/07/99   3,600    3,600,000
 Metropolitan Government Nashville Davidson County Health &
  Education Board (Harpeth Hall School Project) DN (Suntrust Bank
  LOC)**
 3.60%...........................................  11/07/99     440      440,000
 Montgomery County Public Building Authority Pooled Financing RB
  (Tennessee County Loan Pool) DN (Bank America LOC) (VMIG-1)**
 3.60%...........................................  11/07/99   4,650    4,650,000
 Washington County IDRB (Springbrook Properties Project) Series
  1996 DN (Suntrust Bank LOC)
  (A-1+, VMIG-1)**
 3.60%...........................................  11/07/99   1,700    1,700,000
                                                                    ------------
                                                                      31,598,393
                                                                    ------------
Texas--9.0%
 City of San Antonio Water System Revenue Improvement & Refunding
  Bonds Series 1996 DN (MBIA Insurance) (A-1+)**
 3.55%...........................................  11/07/99  10,430   10,430,000
 Harris County BAN (SP-1+, MIG-1)
 4.00%...........................................  02/29/00   2,000    2,003,355
 Harris County GO (UBS LOC) (A-1+, P-1)
 3.70%...........................................  02/15/00   1,100    1,100,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Texas (continued)
 Hockley County Industrial Development PCRB (Amoco Project) (A-1+,
  P-1)
 3.15%...........................................  11/01/99 $10,000 $ 10,000,000
 Houston GO Series A
 5.00%...........................................  03/01/00   2,000    2,012,269
 Houston TRAN (SP-1+, MIG-1)
 4.25%...........................................  06/30/00  10,000   10,057,708
 McKinney Independent School District
 3.85%...........................................  08/24/00   2,000    2,000,000
 Texas TRAN
 4.50%...........................................  08/31/00  11,000   11,070,636
                                                                    ------------
                                                                      48,673,968
                                                                    ------------
Vermont--1.5%
 Vermont IDRB (Wallace Computer Services Incorporated) Series 1984
  DN (Wachovia Bank LOC)**
 3.50%...........................................  11/07/99   8,000    8,000,000
                                                                    ------------
Virginia--1.0%
 City of Alexandria IDRB (YMCA of Metro Washington Facility) Series
  1998 DN (FNB Maryland LOC)
  (A-1)**
 3.53%...........................................  11/07/99   2,350    2,350,000
 Hampton Redevelopment & Housing Authority MultiFamily Housing RB
  (Avalon at Hampton I Project) Series 1996A DN (Federal National
  Mortgage Association) (A-1+)**
 3.35%...........................................  11/07/99   2,200    2,200,000
 Lynchburg IDA Hospital Facilities RB (VHA Mid-Atlantic States
  Capital Asset Finance Program) Series 1985B DN (AMBAC Insurance)
  (A-1+)**
 3.55%...........................................  11/07/99     700      700,000
                                                                    ------------
                                                                       5,250,000
                                                                    ------------
Washington--0.4%
 King County School District
 4.00%...........................................  06/01/00   2,165    2,171,079
                                                                    ------------

                               MuniFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                                      Value
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $540,737,474*)......................................  99.8% $540,737,474
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.2     1,245,718
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 483,163,599 Fund Shares, 56,250,312 Dollar Shares and
 2,711,814 Cash Management Shares outstanding)............. 100.0% $541,983,192
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($541,983,192 / 542,125,725)....................................         $1.00
                                                                          =====

--------
 *  Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.
                               MuniFund Portfolio
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

   Maturity                             Par                                            Percentage
   --------                         ------------                                       ----------
      1-30 Days                     $436,235,000                                          80.7%
     31-60 Days                        6,085,000                                           1.1
    91-120 Days                       20,900,000                                           3.9
   121-150 Days                       14,500,000                                           2.7
  Over 150 Days                       62,765,000                                          11.6


                       Average Weighted Maturity--42 days


Investment Abbreviations:

BAN   Bond Anticipation Note
DN    Demand Note (Variable Rate)
GO    General Obligation
IDA   Industrial Development Authority
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
PCRB  Pollution Control Revenue Bond
RAN   Revenue Anticipation Note
RB    Revenue Bond
TAN   Tax Anticipation Note
TECP  Tax Exempt Commercial Paper
TRAN  Tax and Revenue Anticipation Note

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               MuniCash Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--96.3%
Arizona--1.2%
 Phoenix IDRB (Leggett & Platt Incorporated Project) AMT
  (Wachovia Bank LOC)**
 3.60%...........................................  11/07/99 $ 5,170 $  5,170,000
                                                                    ------------
California--0.7%
 California Higher Education Student Loan RB DN Series D-2
  (Dresdner Bank LOC) (VMIG-1)
 3.50%...........................................  04/01/00   3,000    3,000,000
                                                                    ------------
Colorado--1.6%
 Colorado Health Facilities Authority Economic Development RB
  (Johnson Publishing Company Project) AMT (Banc One LOC)**
 3.70%...........................................  11/07/99   2,400    2,400,000
 Colorado Housing Finance Authority Economic Development RB (White
  Wave Incorporated Project) AMT (Key Bank N.A. LOC) (A-1, P-1)**
 3.70%...........................................  11/07/99   3,400    3,400,000
 Douglas County School District TAN (SP-1+, MIG-1)
 4.50%...........................................  06/30/00   1,000    1,005,772
                                                                    ------------
                                                                       6,805,772
                                                                    ------------
Florida--1.2%
 Greater Orlando Airport Authority TECP (Morgan Guaranty Trust LOC)
  (A-1, P-1)
 3.54%...........................................  12/15/99   5,104    5,104,000
                                                                    ------------
Georgia--2.8%
 Burke County Development Authority PCRB (Oglethorpe Power
  Corporation Scherer Project) Series 1998C
 3.45%...........................................  11/28/99   6,000    6,000,000
 Dawson County Development Authority IDRB (World Wide Manufacturing
  Incorporated Project) AMT (Wachovia Bank LOC)**
 3.60%...........................................  11/07/99   3,500    3,500,000
 Haralson County Development Authority IDRB (Gold Kist Incorporated
  Project) Series 1995 AMT (Wachovia Bank LOC)**
 3.60%...........................................  11/07/99   2,500    2,500,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Hawaii--0.6%
 Hawaii State Department of Budget & Finance (Palama Meat Co.
  Project) Series A AMT (Bank of Hawaii LOC) **
 3.95%...........................................  11/07/99 $ 2,500 $  2,500,000
                                                                    ------------
Idaho--0.9%
 Idaho TAN (SP-1+)
 4.25%...........................................  06/30/00   4,000    4,021,720
                                                                    ------------
Illinois--17.9%
 Belvidere IDRB (R&D Thiel Incorporated Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)**
 3.70%...........................................  11/07/99   1,600    1,600,000
 Chicago Multifamily Housing RB (Barbara Jean Wright Apartments
  Project) Series B AMT (Lasalle National Bank LOC) (A-1+)**
 3.59%...........................................  11/07/99   3,300    3,300,000
 City of Harvey Multifamily Housing RB (Bethlehem Village Project)
  AMT (Federal Home Loan Bank LOC) (A-1+)**
 3.75%...........................................  11/07/99   3,400    3,400,000
 Crawford County Manufacturing Facilities RB
  (Fair-Rite Products Corporation) AMT (First Union Bank N.A.
  LOC)**
 3.70%...........................................  11/07/99   3,635    3,635,000
 Glendale Heights IDRB (Hudapak Metal Company Incorporated Project)
  AMT (Banc One N.A. LOC)**
 3.75%...........................................  11/07/99   3,930    3,930,000
 Illinois Development Finance Authority IDRB (Azteca Foods Project
  Incorporated) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 3.59%...........................................  11/07/99   3,000    3,000,000
 Illinois Development Finance Authority IDRB (Big Bolt Corporation
  Project) AMT (ABN-AMRO Bank N.V. LOC)**
 3.97%...........................................  11/07/99   3,100    3,100,000
 Illinois Development Finance Authority IDRB (Henry Valve Company
  Project) Series 1995 AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 3.59%...........................................  11/07/99   3,275    3,275,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity    Par
in Securities                                       Date     (000)     Value
-------------                                    ---------- ------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Illinois Development Finance Authority IDRB (Royal Continental Box
  Project) Series B AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 3.59%.........................................    11/07/99 $ 3,050 $  3,050,000
 Illinois Health Facilities Authority (Carle Foundation) DN (Banc
  One LOC) (A-1+, VMIG-1)**
 3.55%.........................................    11/07/99   8,800    8,800,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.05%.........................................    02/15/00   5,000    5,000,000
 Illinois Health Facilities Authority RB (Evanston Hospital
  Corporation Project) (A-1+, VMIG-1)
 3.55%.........................................    07/31/00   9,500    9,500,000
 Illinois Student Loan Authority RB Series 1996A DN (Bank America
  LOC) (VMIG-1)**
 3.55%.........................................    11/07/99   2,960    2,960,000
 Lake County IDRB (Northpoint Project) AMT (Banc One N.A. LOC) (A-
  1+)**
 3.55%.........................................    11/07/99   6,000    6,000,000
 Lake Zurich IDRB (Screenflex Portable Partitions Incorporated
  Project) AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 3.59%.........................................    11/07/99   2,475    2,475,000
 Naperville Economic Development Authority (Independence Village
  Associates) DN (National City Bank LOC)**
 3.55%.........................................    11/07/99   2,695    2,695,000
 Quad Cities Regional Development Authority IDRB (Whitey's Ice
  Cream Manufacturers Incorporated) Series 1995 AMT (Banc One N.A.
  LOC)**
 3.70%.........................................    11/07/99   1,590    1,590,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1992 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 3.65%.........................................    11/07/99   2,700    2,700,000
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1994 AMT (Mellon Bank N.A. LOC) (VMIG-1)**
 3.65%.........................................  11/07/1999   3,400    3,400,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Illinois (continued)
 Sangamon County IDRB (Contech Construction Project Incorporated)
  Series 1997 AMT (Mellon Bank N.A. LOC)**
 3.70%...........................................  11/07/99 $ 1,500 $  1,500,000
 Village of North Aurora IDRB (Oberweis Dairy Incorporated Project)
  Series 1995 AMT
  (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 3.59%...........................................  11/07/99   2,460    2,460,000
                                                                    ------------
                                                                      77,370,000
                                                                    ------------
Indiana--5.0%
 Crown Point Multi-School Building Corporation BAN
 4.25%...........................................  07/17/00   3,000    3,000,000
 Indiana Development Finance Authority IDRB (Cives Corporation
  Project) Series 1998 AMT (Wachovia Bank LOC) (VMIG-1)**
 3.60%...........................................  11/07/99   3,600    3,600,000
 Indiana Development Finance Authority IDRB (Enterprise Center II
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1)**
 3.59%...........................................  11/07/99   3,000    3,000,000
 Indiana Development Finance Authority IDRB (Enterprise Center V
  Project) Series 1992 AMT (Banc One N.A. LOC) (A-1+)**
 3.59%...........................................  11/07/99   5,000    5,000,000
 Indiana Development Finance Authority PCRB (Southern Indiana Gas &
  Electric Company) (VMIG-1)
 3.00%...........................................  03/01/00   5,000    5,000,000
 Indiana Secondary Market For Educational Loans Series D (AMBAC
  Insurance LOC)
 4.65%...........................................  06/01/00   1,000    1,003,650
 Indiana Secondary Market For Educational Loans Series F RB (AMBAC
  Insurance)
 3.60%...........................................  06/01/00     500      499,427
 Portage Economic Development RB (Breckenridge Apartments Project)
  AMT (Comerica Bank Detroit LOC) (A-1+)**
 3.70%...........................................  11/07/99     450      450,000
                                                                    ------------
                                                                      21,553,077
                                                                    ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Kansas--0.5%
 Wyandotte County Municipal Temporary Notes Series V
 3.30%...........................................  02/01/00 $ 1,020 $  1,020,116
 Wyandotte County Municipal Temporary Notes Series X
 3.30%...........................................  02/01/00   1,263    1,262,644
                                                                    ------------
                                                                       2,282,760
                                                                    ------------
Kentucky--3.6%
 City of Maysville Solid Waste Disposal Facilities RB (Inland
  Container Corporation Project) AMT
 4.35%...........................................  01/21/00   4,000    4,000,000
 City of Wilder Industrial Building RB (Saratoga Investments
  Limited Partnerships) DN (Fifth Third Bank LOC)**
 3.65%...........................................  11/07/99   1,610    1,610,000
 Elsmere IDRB (International Mold Steel Incorporated Project) AMT
  (Star Banc Corporation LOC)**
 3.67%...........................................  11/07/99   1,820    1,820,000
 Jefferson County Industrial Building RB DN (Atlas Machine & Supply
  Company, Project) (Banc One N.A. LOC)**
 3.70%...........................................  11/07/99   5,000    5,000,000
 Kentucky Housing Corporation Revenue Notes Series C AMT
 3.20%...........................................  12/31/99   2,000    2,000,000
 Pulaski County Solid Waste Disposal Facilities PCRB (East Kentucky
  Power) Series B AMT (A-1+, VMIG-1)
 3.55%...........................................  02/15/00   1,000    1,000,000
                                                                    ------------
                                                                      15,430,000
                                                                    ------------
Maryland--5.6%
 Maryland State Community Development Administration (Atlantic
  Pharmaceutical Services Incorporated) AMT (FNB Maryland LOC) (A-
  1)**
 3.68%...........................................  11/07/99   4,940    4,940,000
 Maryland State Department of Housing & Community Development
  (Landesbank Hessen Thuringen Girozentrale LOC) (VMIG-1)
 3.85%...........................................  08/24/00   3,000    3,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Maryland (continued)
 Maryland State Health & Higher Education Authority RB (Doctors
  Community Hospital) Series 1997 DN (FNB Maryland LOC) (A-1)**
 3.53%...........................................  11/07/99 $ 2,000 $  2,000,000
 Montgomery County Economic Development RB (Brooke Grove Foundation
  Inc.) DN (FNB Maryland LOC) (A-1)**
 3.53%...........................................  11/07/99   7,500    7,500,000
 Ocean County RB (Harrison Inn Fifty-Eight Limited Partnership
  Facility) AMT (FNB Maryland LOC) (A-1)**
 3.73%...........................................  11/07/99   4,610    4,610,000
 Wicomico County Economic Development RB (Plymouth Tube Company
  Project) AMT (Banc One N.A. LOC) (VMIG-1)**
 3.70%...........................................  11/07/99   1,900    1,900,000
                                                                    ------------
                                                                      23,950,000
                                                                    ------------
Massachusetts--2.2%
 Massachusetts Housing Finance Agency Development Bonds Trust
  Receipts Series 1998B DN (Bank of New York LOC) (A-1+, VMIG-1)**
 3.65%...........................................  11/07/99   9,615    9,615,000
                                                                    ------------
Michigan--3.1%
 Bentley Community School District Student Aid GO Notes
 4.45%...........................................  08/22/00   1,100    1,102,992
 Benton Harbor Area School District Student Aid GO Notes
 4.00%...........................................  08/31/00   1,000    1,002,407
 Michigan State Strategic Fund Limited Obligation RB (Windcrest
  Project) AMT (Banc One N.A. LOC) (A-1+)**
 3.55%...........................................  11/07/99   5,300    5,300,000
 Michigan State Strategic Fund Limited Obligation RB (Dawnbreakers
  LLC Project) AMT (Banc One N.A. LOC)**
 3.70%...........................................  11/07/99   4,855    4,855,000
 Pinckney Community School District Student Aid GO Notes
 4.25%...........................................  06/30/00   1,000    1,001,924
                                                                    ------------
                                                                      13,262,323
                                                                    ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Minnesota--3.9%
 Hennepin County GO Series 1997C DN (Westdeutsche Landesbank SPA)
  (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99 $ 6,300 $  6,300,000
 Minneapolis GO Series 1997B DN (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   2,900    2,900,000
 Minneapolis GO RB DN (Bayerische Landesbank Girozentrale LOC) (A-
  1+, VMIG-1)**
 3.40%...........................................  11/07/99   1,300    1,300,000
 Minneapolis & St. Paul Airport Authority RB AMT
  (A-1+C)
 3.60%...........................................  02/10/00   3,935    3,935,000
 Minnesota Agricultural Economic Development Authority (Como
  Partnership Project) AMT (First Bank Systems, N.A. LOC)**
 3.75%...........................................  11/07/99   2,260    2,260,000
                                                                    ------------
                                                                      16,695,000
                                                                    ------------
Missouri--2.9%
 Maries County IDA Solid Waste Management RB (Kingsford Products
  Company Project) AMT (Clorox Company Incorporated Guarantee) (A-
  1)**
 3.65%...........................................  11/07/99  12,600   12,600,000
                                                                    ------------
New Hampshire--1.3%
 Hillsborough County TAN
 4.25%...........................................  12/29/99   4,000    4,003,137
 New Hampshire State Housing Finance Authority Multifamily RB
  (Countryside L.P. Project) AMT (General Electric Capital
  Corporation LOC) (VMIG-1)**
 3.65%...........................................  11/07/99   1,600    1,600,000
                                                                    ------------
                                                                       5,603,137
                                                                    ------------
New Jersey--9.3%
 Barnegat Township BAN
 3.93%...........................................  01/10/00   1,843    1,844,168
 Carlstadt BAN
 3.35%...........................................  03/29/00   1,945    1,946,532
 Cranford Township BAN
 3.625%..........................................  01/18/00   2,000    2,002,091
 Essex County Improvement Authority BAN (MIG-1)
 3.50%...........................................  03/31/00   2,000    2,002,797

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New Jersey (continued)
 Essex County Public Improvement Authority RB (County Asset Sale
  Project) Series 1995 DN (Morgan Guaranty Trust LOC) (VMIG-1)**
 3.35%...........................................  11/07/99 $ 2,300 $  2,300,000
 New Jersey Economic Development Authority (Ocean Spray Cranberries
  Incorporated Guarantee Project) AMT
 3.70%...........................................  07/01/00   4,000    4,000,000
 New Jersey Economic Development Authority RB (Bethany Baptist
  Church Project) Series 1998 DN (First Union National Bank N.A.
  LOC)**
 3.30%...........................................  11/07/99   1,300    1,300,000
 New Jersey Economic Development Authority RB (Facile Holdings
  Incoporated Project) AMT (First Union National Bank N.A. LOC)**
 3.35%...........................................  11/07/99   6,500    6,500,000
 New Jersey Economic Development Authority RB (Hamilton Industrial
  Development Project) Series 1998 DN (First Union National Bank
  N.A. LOC)**
 3.40%...........................................  11/07/99   2,000    2,000,000
 New Jersey Economic Development Authority RB (Jersey Juice
  Incorporated Project) Series 1998 AMT (First Union National Bank
  N.A. LOC)**
 3.40%...........................................  11/07/99   3,500    3,500,000
 New Jersey Transportation Trust Fund Authority Trust Receipts RB
  (Transportation System Project) Series 1996A DN (Bank of New York
  LOC)
  (A-1+C, VMIG-1)**
 3.70%...........................................  11/07/99   3,600    3,600,000
 Pequannock Township BAN
 3.25%...........................................  12/03/99   3,865    3,865,656
 Salem County Pollution Control Financing Authority PCRB (E.I.
  DuPont de Nemours & Company Guarantee Project) Series 1982A DN
  (A-1+, VMIG-1)**
 3.90%...........................................  11/30/99     700      700,000
 Seaside Heights BAN
 3.60%...........................................  02/18/00   2,000    2,003,420
 West Orange BAN
 3.25%...........................................  11/16/99   1,000    1,000,112
 Wildwood Crest BAN
 3.45%...........................................  05/25/00   1,375    1,376,347
                                                                    ------------
                                                                      39,941,123
                                                                    ------------

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
North Dakota--1.0%
 Mercer County Solid Waste Disposal RB (United Power Association
  Project) Series U AMT (A-1+, P-1)
 3.25%...........................................  12/01/99 $ 3,500 $  3,500,000
 North Dakota State Housing Finance Authority Home Mortgage RB
  Series C AMT (FGIC Insurance)
  (A-1+, VMIG-1)
 3.20%...........................................  04/01/00   1,000    1,000,000
                                                                    ------------
                                                                       4,500,000
                                                                    ------------
Ohio--8.1%
 Beachwood BAN
 3.20%...........................................  03/02/00   2,000    2,001,354
 Brecksville County BAN
 3.75%...........................................  07/22/00   1,300    1,301,594
 Brooklyn IDRB (Dylon Industries Incorporated Project) AMT (Key
  Bank N.A. LOC)**
 3.70%...........................................  11/07/99   1,135    1,135,000
 City of Allen BAN
 3.35%...........................................  04/13/00   2,020    2,021,312
 Clermont County Health Facilities Authority RB (Mercy Health
  System Project) Series 1993A DN (Credit Suisse LOC) (VMIG-1)**
 3.45%...........................................  11/07/99     300      300,000
 Cuyahoga County IDRB (Cleveland Gear Company Incorporated Project)
  Series 1998 AMT
  (Key Bank N.A. LOC)**
 3.60%...........................................  11/07/99   2,900    2,900,000
 Erie County BAN
 3.75%...........................................  06/01/00   2,400    2,406,760
 Fulton County IDRB (Haas Door Company and Nofziger Doors
  International Incorporated Project) Series 1999 AMT (National
  City Bank LOC)**
 3.70%...........................................  11/07/99   2,000    2,000,000
 Medina County Health Care Facilities RB (The Oaks At Medina
  Project) Series 1997B DN
  (Bank One N.A. LOC)**
 3.55%...........................................  11/07/99   3,200    3,200,000
 North Olmsted BAN
 4.20%...........................................  09/21/00   1,000    1,001,705

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Ohio (continued)
 Ohio Air Quality Development Authority PCRB (Pennsylvania Power
  Company Project) AMT (Banc One N.A. LOC) (A-1+)**
 3.50%...........................................  11/07/99 $ 2,700 $  2,700,000
 Ohio Air Quality Development Authority PCRB (The Timken Company
  Project) Series 1992 DN (Credit Suisse LOC) (A-1+, P-1)**
 3.50%...........................................  11/07/99   1,600    1,600,000
 Ohio Air Quality Development Authority PCRB (The Timken Company
  Project) Series 1999 DN (Banc One N.A. LOC) (A-1+, P-1)**
 3.45%...........................................  11/07/99   2,000    2,000,000
 Ohio Housing Finance Agency Multi-Family Housing RB (The Club at
  Spring Valley Apartments Project) Series 1996A DN (Key Bank LOC)
  (A-1)**
 3.55%...........................................  11/07/99   3,700    3,700,000
 Ohio State Higher Educational Facilities RB (Pooled Financing
  Program) Series 1996 DN (Fifth Third Bank LOC)**
 3.55%...........................................  11/07/99   1,765    1,765,000
 Toledo TAN
 4.20%...........................................  05/18/00   1,438    1,441,093
 Youngstown IDRB (Portage Transformer Company Project) Series 1996
  DN
  (National City Bank LOC)**
 3.70%...........................................  11/07/99   3,220    3,220,000
                                                                    ------------
                                                                      34,693,818
                                                                    ------------
Oregon--0.9%
 Oregon State Department General Service Certificates of
  Participation (Escrowed in U.S. Treasuries LOC)
 7.20%...........................................  01/15/00   2,000    2,025,582
 Portland BAN Series A (MIG-1)
 3.75%...........................................  12/15/99   2,000    2,001,298
                                                                    ------------
                                                                       4,026,880
                                                                    ------------
Pennsylvania--6.4%
 Northumberland County IDA Resource Recovery RB (Foster Wheeler
  Mount Carmel Project) Series 1987A DN (Union Bank of Switzerland
  LOC) (VMIG-1)**
 3.65%...........................................  11/07/99   2,600    2,600,000

                               MuniCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                       Maturity    Par
in Securities                                       Date     (000)     Value
-------------                                    ---------- ------- ------------

MUNICIPAL BONDS (continued)
Pennsylvania (continued)
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1984B DN (A-1+,
  VMIG-1)**
 3.55%.........................................    11/07/99 $ 8,190 $  8,190,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Project) Series 1994B DN (A-1+, VMIG-1)**
 3.55%.........................................    11/07/99   4,365    4,365,000
 Pennsylvania Higher Education Facilities Authority RB (University
  of Pennsylvania Health Services Project) Series 1996C DN (Credit
  Suisse LOC)
  (A-1+, VMIG-1)**
 3.55%.........................................    11/07/99  12,400   12,400,000
                                                                    ------------
                                                                      27,555,000
                                                                    ------------
Rhode Island--0.4%
 Rhode Island Housing & Mortgage Finance Corporation Homeownership
  Opportunity Bonds Series 24-B AMT (A-1+, VMIG-1)
 3.15%.........................................  12/15/1999   1,700    1,700,000
                                                                    ------------
South Carolina--1.6%
 Berkeley County IDRB (Nucor Corp. Guarantee Project) Series 1995
  DN (A-1+, P-1)**
 3.55%.........................................    11/07/99   4,100    4,100,000
 Piedmont Municipal Power Agency Electric Refunding RB Series 1997C
  DN (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 3.50%.........................................    11/07/99   1,300    1,300,000
 Piedmont Municipal Power Agency Electric Refunding RB Series B DN
  (Credit Suisse LOC)
  (A-1+, VMIG-1)**
 3.50%.........................................    11/07/99     600      600,000
 Rock Hill Utility Systems RB (Escrowed in U.S. Treasuries LOC)
 6.75%.........................................    01/01/00   1,000    1,009,754
                                                                    ------------
                                                                       7,009,754
                                                                    ------------
Tennessee--0.8%
 City of Jackson IDRB (Quadion Corporation Project) AMT (First Bank
  Systems, N.A. LOC) (A-1)**
 3.55%.........................................    11/07/99   3,400    3,400,000
                                                                    ------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Texas--6.0%
 City of Haltom IDRB (Molded Products Company Project) Series 1995
  AMT (ABN-AMRO Bank N.V. LOC) (A-1+)**
 3.59%...........................................  11/07/99 $ 3,150 $  3,150,000
 Harris County TAN (SP-1+, MIG-1)
 4.00%...........................................  02/29/00   1,000    1,001,677
 Houston TRAN (SP-1+, MIG)
 4.25%...........................................  06/30/00   5,000    5,028,854
 Montgomery County IDRB (Sawyer Research Products Incorporated) AMT
  (Key Bank N.A. LOC)**
 3.70%...........................................  11/07/99   1,700    1,700,000
 Port Arthur Navigation District Environmental Facilities RB
  (Motiva Enterprises Project) AMT
  (A-1)**
 3.65%...........................................  11/07/99   5,890    5,890,000
 Sulphur Springs IDRB (CMH Manufacturing Incorporated Project) AMT
  (Wachovia Bank LOC)**
 3.60%...........................................  11/07/99   4,030    4,030,000
 Texas TRAN (SP-1+, MIG-1)
 4.50%...........................................  08/31/00   5,000    5,032,441
                                                                    ------------
                                                                      25,832,972
                                                                    ------------
Virginia--2.6%
 Chesterfield County IDA RB (Lumberg, Incorporated Project) Series
  1998 AMT (Bank America LOC)
  (A-1+)**
 3.70%...........................................  11/07/99   1,000    1,000,000
 Metropolitan Washington D.C. Airport Authority (Virginia Passenger
  Facility) Flexible Term Revenue Notes AMT (Bank America LOC) (A-
  1+, P-1)
 3.50%...........................................  11/22/99   6,900    6,900,000
 Metropolitan Washington D.C. Airport Authority (Virginia Passenger
  Facility) Flexible Term Revenue Notes AMT (Bank America LOC) (A-
  1+, P-1)
 3.85%...........................................  01/24/00   2,500    2,500,000
 Metropolitan Washington D.C. Airport Authority (Virginia Passenger
  Facility) Flexible Term Revenue Notes AMT (Bank America LOC) (A-
  1+, P-1)
 3.85%...........................................  02/18/00   1,000    1,000,000
                                                                    ------------
                                                                      11,400,000
                                                                    ------------

                              MuniCash Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Washington--1.6%
 Pilchuck Public Development Corporation RB (Holden-McDaniels
  Partners, Project) AMT (Key Bank N.A. LOC)**
 3.70%...........................................  11/07/99 $ 2,095 $  2,095,000
 Seattle Water System RB (FGIC Insurance LOC)
  (A-1+C)
 3.80%...........................................  01/27/00   5,000    5,000,000
                                                                    ------------
                                                                       7,095,000
                                                                    ------------
West Virginia--0.6%
 West Virginia Economic Development Authority IDRB (North American
  Processing Company Project) AMT (National City Bank LOC)**
 3.70%...........................................  11/07/99   2,670    2,670,000
                                                                    ------------
Wisconsin--2.0%
 Brown Deer School District TRAN
 4.05%...........................................  10/27/00   2,000    2,002,786
 Stevens Point RB (Consolidated Paper Company Project) AMT
  (Wachovia Bank LOC)**
 3.60%...........................................  11/07/99   5,000    5,000,000
 Wisconsin Housing & Economic Development Authority Homeownership
  RB Series I AMT
 3.55%...........................................  08/15/00   1,500    1,500,000
                                                                    ------------
                                                                       8,502,786
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $415,290,122*).......  96.3%  415,290,122
OTHER ASSETS IN EXCESS OF LIABILITIES......................   3.7    15,938,731
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 308,335,031 Fund Shares and 123,048,716 Dollar Shares
 Outstanding).............................................. 100.0% $431,228,853
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($431,228,853 / 431,383,747)....................................         $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes. Market value of securities subject to federal alternative minimum tax is 54.18% (Unaudited) of the total market value.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                              MuniCash Portfolio
                             Maturity Information
                               October 31, 1999
                                  (Unaudited)

    Maturity                           Par                                           Percentage
     Period                           (000)                                         of Portfolio
    --------                       ------------                                     ------------
  1-30 Days                        $291,310,000                                         70.2%
  31-60 Days                         20,169,000                                          4.9
  61-90 Days                         20,343,200                                          4.9
  91-120 Days                        15,217,500                                          3.7
  121-150 Days                        9,945,000                                          2.4
  Over 150 Days                      58,132,500                                         13.9

                      Average Weighted Maturity--52 days


Investment Abbreviations:

DN    Demand Note
GO    General Obligation
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
PCRB  Pollution Control Revenue Bond
RAN   Revenue Anticipation Note
RB    Revenue Bond
TECP  Tax Exempt Commercial Paper
TRAN  Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Rating Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                        California Money Fund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.7%
California--89.7%
 ABAG Finance Authority Certificates of Participation (Lucile
  Salter Packard Childrens Hospital) DN (AMBAC Insurance) (A-1+,
  VMIG-1)**
 3.05%...........................................  11/07/99 $ 3,725 $  3,725,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series
  1997C DN (National Westminster LOC) (A-1+)**
 2.55%...........................................  11/07/99   4,310    4,310,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series A
  DN (National Westminster LOC) (A-1+)**
 3.45%...........................................  11/07/99   8,410    8,410,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series A
  DN (Canadian Imperial Bank of Commerce LOC) (A-1+)**
 3.45%...........................................  11/07/99   3,500    3,500,000
 Alameda-Contra Costa Schools Financing Authority Certificates of
  Participation (Capital Improvements Financing Project) Series D
  DN (Canadian Imperial Bank LOC) (A-1+)**
 3.45%...........................................  11/07/99     500      500,000
 California Educational Facilities Authority RB DN
  (A-1+C)**
 3.29%...........................................  11/07/99   2,755    2,755,000
 California GO (Morgan Guaranty Trust LOC)
  (A-1+, P-1)
 3.00%...........................................  12/08/99  10,000   10,000,000
 California Health Facilities Financing Authority (Adventist Health
  System West-Sutter Health) Series 1991B DN (Toronto Dominion LOC)
  (A-1+, VMIG-1)**
 3.10%...........................................  11/07/99   3,500    3,500,000
 California Health Facilities Financing Authority (Catholic
  Healthcare West) Series 1988C DN (MBIA Insurance) (A-1+, VMIG-
  1)**
 3.10%...........................................  11/07/99   2,200    2,200,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1987A DN (FGIC Insurance) (VMIG-1)**
 3.40%...........................................  11/07/99 $   100 $    100,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1990A DN
  (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   4,600    4,600,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series 1985B DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   2,800    2,800,000
 California Health Facilities Financing Authority (Scripps Memorial
  Hospital) Series A DN (MBIA Insurance) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   2,300    2,300,000
 California Health Facilities Financing Authority RB (St. Francis
  Catholic Healthcare) Series C DN (MBIA Insurance) (A-1+, VMIG-
  1)**
 3.10%...........................................  11/07/99   1,000    1,000,000
 California Health Facilities Financing Authority RB (Sutter Health
  Project) Series 1998 DN (Bank of New York LOC) (A-1+, VMIG-1)**
 3.70%...........................................  11/07/99  12,200   12,200,000
 California Health Facilities Financing Authority RB (Sutter/CHS)
  Series B DN (Toronto Dominion Bank) (A-1+, VMIG-1)**
 3.50%...........................................  11/01/99  11,600   11,600,000
 California Health Facilities Financing Authority RB Series 1990B
  DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 3.40%...........................................  11/01/99   1,600    1,600,000
 California Municipal Trust Certificates GO DN (Banc One N.A. LOC)
  (SP-1+, MIG-1)**
 3.52%...........................................  11/07/99  20,545   20,545,000
 California Pollution Control Financing Authority PCRB (Pacific Gas
  & Electric) Series 1996E DN (Morgan Guaranty Trust LOC) (A-1+)**
 3.70%...........................................  11/01/99   4,805    4,805,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 California Pollution Control Financing Authority PCRB (Southern
  California Edison Company Project) (A-1, P-1)
 3.25%...........................................  01/21/00 $ 2,000 $  2,000,000
 California RAN Series 1999A (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   9,000    9,040,688
 California School Facilities Financing Corporation (Capital
  Improvement Project) Series B DN (Bayerische Landesbank
  Girozentrale LOC)
  (VMIG-1)**
 3.15%...........................................  11/07/99  10,000   10,000,000
 California Statewide Communities Development Authority
  Certificates of Participation (Covenant Retirement Communities,
  Inc.) DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)**
 3.30%...........................................  11/07/99   7,700    7,700,000
 California Statewide Communities Development Authority
  Certificates of Participation (St. Joseph Health System) DN (A-
  1+, VMIG-1)**
 3.00%...........................................  11/07/99  10,000   10,000,000
 California Statewide Community College Financing Authority TRAN
  Series A (SP-1+)
 4.00%...........................................  06/30/00  15,000   15,074,749
 California Trust Receipts Series 58 DN (FGIC Insurance) (SP-1+,
  MIG-1)**
 3.21%...........................................  11/07/99  12,365   12,365,000
 City of Los Angeles GO Series 1998A DN (FGIC Insurance LOC) (A-1+,
  VMIG-1)**
 3.29%...........................................  11/07/99   3,160    3,160,000
 City of Stockton IDRB (La Quinta Motor Inns) DN (Bank America
  LOC)**
 3.65%...........................................  11/07/99   1,070    1,070,000
 Conejo Valley Unified School District TRAN (SP-1+)
 3.45%...........................................  06/30/00   5,000    5,009,274
 Contra Costa Multifamily Housing RB (Lakeshore Apartments) Series
  1992C DN (Federal National Mortgage Association) (A-1+)**
 2.95%...........................................  11/07/99   4,000    4,000,000
 Corona Multifamily Housing RB (Country Hills Apartment Project)
  Series 1995A DN (Bank America LOC) (A-1)**
 3.45%...........................................  11/07/99   6,685    6,685,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Eastern Municipal Water District Facilities Corporation
  Certificates of Particiation (Riverside County Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)**
 3.10%...........................................  11/07/99 $ 4,185 $  4,185,000
 Fremont Multifamily Housing Bonds (Creekside Village Apartments)
  Series D DN (Kredietbank LOC) (VMIG-1)**
 3.20%...........................................  11/07/99   4,000    4,000,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series A DN (Canadian Imperial Bank LOC) (A-
  1+)**
 3.45%...........................................  11/07/99   7,555    7,555,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series B DN (National Westminster LOC) (A-1+)**
 3.45%...........................................  11/07/99  10,000   10,000,000
 Irvine Ranch Water District Consolidated GO Revenue Refunding
  Bonds Series 1985B DN (Landesbank Hessen-Thuringen Girozentrale
  LOC) (A-1+, VMIG-1)**
 3.65%...........................................  11/01/99   7,900    7,900,000
 Kern County Certificates of Participation (Kern Public Facilities
  Project) Series B DN (Union Bank of Switzerland LOC) (VMIG-1)**
 3.00%...........................................  11/07/99   3,700    3,700,000
 Kern County TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   5,000    5,027,217
 Los Angeles Convention & Exposition Center Authority Lease RB
  Series D DN (Bank of New York LOC) (A-1+, VMIG-1)**
 3.70%...........................................  11/07/99   8,200    8,200,000
 Los Angeles County Metropolitan Transportation Authority Second
  Subordinate Sales Tax Revenue Notes Series A DN (MBIA Insurance)
  (A-1+)**
 3.10%...........................................  11/07/99   6,980    6,980,000
 Los Angeles County Multifamily Housing RB (Malibu Meadows Project)
  Series 1998B DN (Federal National Mortgage Association) (A-1+)**
 3.10%...........................................  11/07/99   3,000    3,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Los Angeles County Pension Obligation Revenue Refunding Bonds
  Series B DN (AMBAC Insured) (A-1+, VMIG-1)**
 3.15%...........................................  11/07/99 $10,000 $ 10,000,000
 Los Angeles County Pension Obligation Revenue Refunding Bonds
  Series C DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)**
 3.15%...........................................  11/07/99   1,500    1,500,000
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   7,000    7,030,446
 Los Angeles County Transportation Commission Sales Tax Revenue
  Refunding Bonds Series 1992 DN (FGIC Insurance) (A-1+, VMIG-1)**
 3.15%...........................................  11/07/99  16,300   16,300,000
 Los Angeles County Unified School District Series C (A-1+C)
 3.50%...........................................  02/24/00   3,010    3,010,000
 Los Angeles County Unified School District TRAN (SP-1+, MIG-1)
 4.00%...........................................  06/30/00   2,000    2,011,536
 Metropolitan Water District of Southern California
  (A-1+, P-1)
 3.35%...........................................  12/21/99  10,800   10,800,000
 Metropolitan Water District of Southern California RB Series 1996C
  DN (A-1+)**
 3.29%...........................................  11/07/99   1,245    1,245,000
 Metropolitan Water District of Southern California Series A DN
  (ABN-AMRO Bank N.V. LOC)
  (A-1+, VMIG-1)**
 3.00%...........................................  11/07/99   1,845    1,845,000
 Milpitas Unified School District TRAN (SP-1+)
 3.25%...........................................  06/30/00   3,500    3,502,901
 Oakland Certificates of Participation (Capital Improvement
  Project) DN (National Westminster LOC) (A-1+)**
 3.00%...........................................  11/07/99  11,500   11,500,000
 Ontario Multifamily RB (Residential Park Center) DN (Royal Bank of
  Canada LOC) (VMIG-1)**
 2.65%...........................................  11/07/99   9,900    9,900,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Oxnard Unified High School District Certificates of Participation
  Series B
 7.70%...........................................  11/01/99 $ 1,000 $  1,000,000
 Pomona Redevelopment Agency Multifamily RB Series A DN (Federal
  National Mortgage Association) (A-1+)**
 3.10%...........................................  11/07/99   2,400    2,400,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985A DN (Commerzbank LOC) (A-1+, VMIG-
  1)**
 3.45%...........................................  11/07/99  13,600   13,600,000
 Riverside County Certificates of Participation (Riverside County
  Public Facility) Series 1985D DN (Commerzbank LOC) (A-1+)**
 3.45%...........................................  11/07/99   4,080    4,080,000
 Rohnert Park Multifamily Housing Bonds (Crossbrook Apartments)
  Series A DN (Federal National Mortgage Association) (A-1+)**
 3.10%...........................................  11/07/99   2,500    2,500,000
 Sacramento County Trust Receipts TRAN Series A-21 DN (Bank of New
  York LOC) (VMIG-1)**
 3.70%...........................................  11/07/99  10,000   10,000,000
 Sacramento Municipal Utility District TECP (A-1+, P-1)
 3.40%...........................................  02/15/00  14,000   14,000,000
 San Diego Multifamily Housing RB (University Tour Center
  Apartments Project) DN (Bank America LOC) (A-1, VMIG-1)**
 2.85%...........................................  11/07/99   4,000    4,000,000
 San Diego Multifamily Housing RB Series A DN (Fifth Third Bank
  LOC) (A-1+)**
 3.10%...........................................  11/07/99   4,100    4,100,000
 San Francisco City & County Housing Authority Multifamily Housing
  RB (Winterland Project) Series 1985C DN (Citibank LOC)
  (A-1+, VMIG-1)**
 2.80%...........................................  11/07/99   4,700    4,700,000
 San Francisco City & County Redevelopment Agency Multifamily
  Housing RB (South Harbor Project) DN (VMIG-1)**
 3.25%...........................................  11/07/99  13,300   13,300,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 San Francisco Public Utility Commission TECP
  (A-1+, P-1)
 3.10%...........................................  12/10/99 $ 3,000 $  3,000,000
 San Jose Multifamily Housing Bonds (Fairway Glen Project) Series A
  DN (FGIC Insurance)
  (A-1+, VMIG-1)**
 3.05%...........................................  11/07/99   4,980    4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments Project)
  Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)**
 3.45%...........................................  11/07/99   4,065    4,065,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San Juan
  Project) Subordinate Lien RB Series 1995B DN (AMBAC Insurance)
  (A-1+, VMIG-1)**
 2.90%...........................................  11/07/99  11,000   11,000,000
 Santa Ana Unified School District Public Facilities Series 1990 DN
  (Banque Nationale de Paris LOC) (VMIG-1)**
 2.90%...........................................  11/07/99   3,778    3,778,280
 Santa Clara Financing Authority Lease Revenue Refunding Bonds (VMC
  Facilities Replacement Project) Series B DN (Union Bank of
  Switzerland LOC) (A-1, VMIG-1)**
 3.00%...........................................  11/07/99   7,450    7,450,000
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN (FGIC
  Insurance) (A-1+, VMIG-1)**
 3.00%...........................................  11/07/99   4,700    4,700,000
 Solano County TRAN Series B (Teeter Plan Notes) (MIG-1)
 3.50%...........................................  12/15/99   5,000    5,003,219
 Southeast California Lease Revenue Refunding Bonds (Resource
  Recovery Facility Authority) DN (Bayerische Landesbank
  Girozentrale LOC
  (A-1, VMIG-1)**
 2.85%...........................................  11/07/99   1,000    1,000,000
 Southern California Public Power Authority RB (Southern
  Transmission Project) Series 1991 DN (AMBAC Insurance & Barclays
  LOC)
  (A-1+, VMIG-1)**
 3.15%...........................................  11/07/99  10,000   10,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
California (continued)
 Southern California Public Power Authority Subordinated Refunding
  RB (Palo Verde Project) Series 1996B DN (A-1+, VMIG-1)**
 3.15%...........................................  11/07/99 $ 1,800 $  1,800,000
 Sunnyvale Elementary School District TRAN (SP-1+)
 3.25%...........................................  06/30/00   5,000    5,004,807
 University of California TECP (A-1+, P-1)
 3.40%...........................................  02/11/00   6,000    6,000,000
 Vallecitos Water District Certificates of Participation (Twin Oaks
  Reservoir Project) DN (Credit Locale de France LOC) (A-1+, VMIG-
  1)**
 3.00%...........................................  11/07/99   2,700    2,700,000
 Wateruse Finance Authority RB Series 1998 DN (FSA Insured) (A-
  1+)**
 3.40%...........................................  11/07/99  24,900   24,900,000
                                                                    ------------
                                                                     494,808,117
                                                                    ------------
Guam--0.5%
 Guam Power Authority TECP (Kredietbank LOC)
  (A-1, P-1)
 3.20%...........................................  11/10/99   3,000    3,000,000
                                                                    ------------
Puerto Rico--9.5%
 Puerto Rico Commomwealth Aqueduct & Sewer Authority RB DN (A-
  1+C)**
 3.29%...........................................  11/07/99   3,000    3,000,000
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   7,500    7,500,000
 Puerto Rico Government Development Bank TECP (A-1+, P-1)
 3.05%...........................................  11/05/99   5,000    5,000,000
 3.05%...........................................  11/09/99  10,000   10,000,000
 3.05%...........................................  11/10/99   5,000    5,000,000
 3.30%...........................................  12/10/99   5,000    5,000,000

                        California Money Fund Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 3.45%...........................................  02/08/00 $ 3,700 $  3,700,000
 3.45%...........................................  02/09/00   2,058    2,058,000
 Puerto Rico Industrial Tourist Education Medical & Environmental
  Control Financing Authority (Ana G. Mendez University System
  Project) DN (Banco de Santarder LOC) (A-1+)**
 3.40%...........................................  11/07/99   6,285    6,285,000
 Puerto Rico Insured Trust Receipts Series 1998 DN (Bank of New
  York LOC) (A-1+C, VMIG-1)**
 3.40%...........................................  11/07/99   2,685    2,685,000
 Puerto Rico Public Finance Corporation DN (AMBAC Insurance LOC)
  (A-1+, VMIG-1)**
 3.29%...........................................  11/07/99   2,150    2,150,000
                                                                    ------------
                                                                      52,378,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $550,186,117*)......................................  99.7%  550,186,117
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.3     1,577,746
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 543,603,965 Fund Shares and 8,290,608 Dollar Shares
 Outstanding).............................................. 100.0% $551,763,863
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($551,763,863 / 551,894,573)....................................         $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                        California Money Fund Portfolio
                             Maturity Information
                               October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $433,913,280                                          78.9%
     31-60 Days                       33,800,000                                           6.1
     61-90 Days                        2,000,000                                           0.4
    91-120 Days                       28,768,000                                           5.2
  Over 150 Days                       51,500,000                                           9.4

                      Average Weighted Maturity--37 days


Investment Abbreviations:

 DN   Demand Note
 GO   General Obligation
 IDRB Industrial Development Revenue Bond
 LOC  Letter of Credit
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TECP Tax-Exempt Commercial Paper
 TRAN Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                         New York Money Fund Portfolio
                            Statement of Net Assets
                                October 31, 1999
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS--99.7%
New York--88.0%
 Arlington Central School District TAN
 3.875%..........................................  11/09/99 $ 2,500 $  2,500,000
 Babylon IDA Resource Recovery RB (Ogden Martin Project) DN (Morgan
  Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 3.35%...........................................  11/07/99   6,320    6,320,000
 Board of Cooperative Education Services for the Sole Supervisory
  District of Broome, Delaware & Tioga Counties RAN
 4.00%...........................................  06/30/00   2,000    2,006,381
 Brewster Central School District TAN
 4.00%...........................................  06/30/00   1,500    1,503,607
 Cayuga County BAN
 4.125%..........................................  09/07/00   2,658    2,667,223
 City of New York GO Series 1994B DN (Morgan Guaranty LOC) (A-1+,
  VMIG-1)**
 4.00%...........................................  11/01/99   2,100    2,100,000
 City of New York GO DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 4.00%...........................................  11/01/99   1,135    1,135,000
 City of New York GO DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 4.00%...........................................  11/01/99   1,050    1,050,000
 City of New York GO DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-
  1)**
 4.00%...........................................  11/01/99   1,300    1,300,000
 City of New York GO Series 1993A-7 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 3.50%...........................................  11/01/99     300      300,000
 City of New York GO Series 1993B DN (FGIC Insurance) (A-1+, VMIG-
  1)**
 4.00%...........................................  11/01/99   1,000    1,000,000
 City of New York GO Series 1994E-4 DN (State Street Bank & Trust
  LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/01/99     500      500,000
 City of New York GO Series 1995F-2 DN (Toronto Dominion LOC) (A-
  1+, VMIG-1)**
 3.30%...........................................  11/07/99   3,000    3,000,000
 City of New York GO Series 1995F-4 DN (Landesbank Hessen Thuringen
  Girozentrale LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   1,400    1,400,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 City of New York GO Series 1995F-6 DN (Morgan Guaranty Trust LOC)
  (A-1+, VMIG-1)**
 3.35%...........................................  11/07/99 $ 7,300 $  7,300,000
 City of New York GO Series A DN (Morgan Guaranty Trust LOC) (A-1+,
  VMIG-1)**
 4.00%...........................................  11/01/99   3,100    3,100,000
 City of New York GO Series A-4 DN (Chase Bank LOC) (A-1, VMIG-1)**
 3.50%...........................................  11/01/99     400      400,000
 City of New York GO Series B DN (FGIC Insurance) (A-1+, VMIG-1)**
 4.00%...........................................  11/01/99   3,500    3,500,000
 City of New York GO Series B-8 DN (Bayerishe Landesbank LOC) DN
  (A-1+, VMIG-1)**
 3.35%...........................................  11/07/99   2,100    2,100,000
 City of New York GO Series D-22 DN (FGIC Insurance) (A-1+, VMIG-
  1)**
 3.35%...........................................  11/07/99   5,800    5,800,000
 City of New York GO Series E-5 DN (Morgan Guaranty Trust LOC) (A-
  1+, VMIG-1)**
 3.50%...........................................  11/01/99     300      300,000
 City of New York GO Series E-5 DN (Morgan Guaranty LOC) (A-1+,
  VMIG-1)**
 3.50%...........................................  11/01/99   1,100    1,100,000
 City of New York GO Series E-5 DN (Morgan Guaranty Trust LOC) (A-
  1+, VMIG-1)**
 3.50%...........................................  11/01/99     400      400,000
 City of New York Health & Hospital Corporation MB (Bank of New
  York LOC) (A-1+, VMIG-1)
 3.70%...........................................  02/01/00   3,000    3,000,000
 City of New York Health & Hospital Corporation RB Series C DN
  (Toronto Dominion Bank LOC) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   1,575    1,575,000
 City of New York Housing Development Corporation (Columbus
  Apartments Project) Series A DN (Federal National Mortgage
  Association) (A-1+)**
 3.25%...........................................  11/07/99   3,400    3,400,000
 City of New York Housing Development Corporation (Columbus Gardens
  Project) Series 1993A DN (Citibank LOC) (A-1)**
 3.25%...........................................  11/07/99  10,050   10,050,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 City of New York Housing Development Corporation (Queenswood
  Apartment Project) DN (National City Bank LOC) (VMIG-1)**
 3.25%...........................................  11/07/99 $ 1,325 $  1,325,000
 City of New York Housing Development Corporation Multifamily
  Housing RB (Carnegie Park) Series 1997A DN (Federal National
  Mortgage Association) (A-1+)**
 3.30%...........................................  11/07/99   4,100    4,100,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Columbus Green Project) DN (Federal National
  Mortgage Association) (A-1+)**
 3.25%...........................................  11/07/99   8,900    8,900,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Monterey Project) Series 1997A DN (Federal
  National Mortgage Association) (A-1+)**
 3.30%...........................................  11/07/99   3,700    3,700,000
 City of New York Housing Development Corporation Multifamily
  Rental Housing RB (Parkgate Development Project) Series 1998A DN
  (Federal National Mortgage Association) (A-1+)**
 3.25%...........................................  11/07/99   7,400    7,400,000
 City of New York Municipal Water Authority TECP (Commerzbank LOC)
  (A-1+, P-1)
 3.45%...........................................  12/23/99   5,700    5,700,000
 City of New York Tender Option Bonds DN (MBIA Insurance) (VMIG-
  1)**
 3.52%...........................................  11/07/99   7,000    7,000,000
 City of New York Transitional Finance Authority Financing RB
  Future Tax Secured Bonds Series C DN (Societe Generale LOC)
  (VMIG-1)**
 3.50%...........................................  11/07/99  10,100   10,100,000
 City of New York Transitional Finance Authority Financing RB
  Series A-1 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   4,400    4,400,000
 City of New York Trust For Cultural Resources (The Museum Of
  Broadcasting) Series 1989 DN (Krediet Bank LOC) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   4,900    4,900,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Clinton County BAN
 4.00%...........................................  07/28/00 $ 4,016 $  4,029,070
 Dormitory Authority of the State of New York (Beverwyck Inc.) DN
  (Banque Paribas LOC) (P-1)**
 3.50%...........................................  11/07/99   5,700    5,700,000
 Dormitory Authority of the State of New York (Metropolitan Museum
  of Art) Series 1993A DN (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   1,068    1,068,000
 Dormitory Authority of the State of New York (State University
  Educational Facilities) RB Series A MB (Escrowed in U.S.
  Government Securities) (AAA)
 7.70%...........................................  05/15/00   2,100    2,171,486
 Dormitory Authority of the State of New York RB (Rockefeller
  University) Series 1998A DN (A 1+, VMIG-1)**
 3.20%...........................................  11/07/99   2,600    2,600,000
 Eastchester Union Free School District TAN
 4.00%...........................................  06/30/00   4,300    4,309,613
 Erie County Water Authority Series B DN (AMBAC Insurance) (A-1+,
  VMIG-1)**
 3.35%...........................................  11/07/99   2,300    2,300,000
 Franklin County IDA Civic Facility RB
  (Paul Smith's College Project) Series 1998 DN (Key Bank N.A.
  LOC)**
 3.55%...........................................  11/07/99   4,400    4,400,000
 Long Island Power Authority Electric System RB DN (MBIA Insurance)
  (A-1+C)**
 3.57%...........................................  11/07/99   5,245    5,245,000
 Long Island Power Authority Electric System RB DN (Westdeutsche
  Landesbank Girozentrale LOC) (A-1+, VMIG-1)**
 3.40%...........................................  11/07/99   6,900    6,900,000
 Long Island Power Authority Electric System Subordinated RB Series
  6 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)**
 3.65%...........................................  11/01/99     700      700,000
 Lyons Central School District RAN
 3.625%..........................................  06/26/00   3,250    3,254,594
 Metropolitan Transportation Authority Transit Facilities RB Series
  1998C DN (FSA Insurance) (A-1+C)**
 3.62%...........................................  11/07/99  12,100   12,100,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Monroe County IDA (Electronic Navigation Industries) MB (AA+)
 3.45%...........................................  07/01/00 $ 2,290 $  2,290,000
 Municipal Acceptance Corporation of New York RB Series G MB (AA,
  Aa2)
 4.25%...........................................  07/01/00   4,300    4,329,766
 Nassau County IDA Civic Facility Refunding & Improvement RB (Cold
  Spring Harbor Laboratory Project) DN (Morgan Guaranty Trust LOC)
  (A-1+)**
 3.55%...........................................  11/01/99  12,450   12,450,000
 Nassau County IDA (Winthrop University Hospital Project) DN
  (Morgan Guaranty LOC) (A-1+)**
 3.55%...........................................  11/01/99     500      500,000
 New York Local Government Assistance Corporation Bond Series 1995E
  DN (Canadian Imperial Bank LOC) (A-1+, VMIG-1)**
 3.20%...........................................  11/07/99   5,450    5,450,000
 New York Local Government Assistance Corporation Bonds Series
  1994B DN (Credit Suisse LOC) (A-1+, VMIG-1)**
 3.30%...........................................  11/07/99   2,700    2,700,000
 New York State Energy, Research & Development Authority PCRB
  (Brooklyn Gas Facilities Project) Series 1997A DN (MBIA
  Insurance) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99   1,490    1,490,000
 New York State Energy, Research & Development Authority PCRB
  (Central Hudson Electric & Gas Corporation Project) Series 1985B
  DN (Deutsche Bank LOC) (P-1)**
 3.50%...........................................  11/07/99   1,000    1,000,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985A MB
  (Morgan Guaranty Trust LOC) (A-1+, P-1)
 3.00%...........................................  03/15/00   8,000    8,000,000
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1985D MB
  (Union Bank of Switzerland LOC) (A-1+)
 3.00%...........................................  12/01/99   2,065    2,065,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 New York State Energy, Research & Development Authority PCRB (New
  York State Electric & Gas Corporation Project) Series 1994D-2 DN
  (NBD Bank Corp. LOC) (A-1+, VMIG-1)**
 3.50%...........................................  11/01/99 $11,950 $ 11,950,000
 New York State Energy, Research & Development Authority PCRB
  (Niagara Mohawk Power) Series 1985A DN (Toronto Dominion LOC)
  (A-1, VMIG-1)**
 3.70%...........................................  11/01/99   4,700    4,700,000
 New York State Energy, Research & Development Authority PCRB
  (Orange & Rockland Utilities Incorporated Project) Series 1995A
  DN (AMBAC Insurance) (A-1+, VMIG-1)**
 3.35%...........................................  11/07/99   1,300    1,300,000
 New York State Housing Finance Agency Multifamily Housing RB
  Series 1988A DN (AMBAC Insurance) (A-1+, VMIG-1)**
 3.50%...........................................  11/07/99     700      700,000
 New York State Housing Finance Agency Service Contract Obligation
  RB Series 1998A DN (Commerzbank LOC) (A-1+, VMIG-1)**
 3.30%...........................................  11/01/99     200      200,000
 New York State Housing Finance Authority RB (Normandie Court I)
  Series 1991 DN (Society Generale LOC) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   6,250    6,250,000
 New York State Job Development Authority Special Purpose Bonds
  Series 1984A DN (Multiple Credit Enhancements) (A-1, VMIG-1)**
 3.50%...........................................  11/01/99     620      620,000
 New York State Power Authority General Power MB (A-1, VMIG-1)
 3.55%...........................................  03/01/00  15,300   15,300,000
 New York State Thruway Authority RB DN (FGIC Insurance) (VMIG-1)**
 3.50%...........................................  11/01/99     500      500,000
 Niagara County IDA Solid Waste Disposal Facility RB (American Fuel
  Company of Niagara L.P.) Series 1994A DN (Wachovia Bank LOC) (A-
  1, P-1)**
 3.55%...........................................  11/07/99     810      810,000

                         New York Money Fund Portfolio
                      Statement of Net Assets (Continued)
-------------------------------------------------------------------------------

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
New York (continued)
 Rochester GO MB
 5.00%...........................................  10/01/00 $ 5,000 $  5,053,215
 Shenendehowa Central School Distict Clifton Park BAN
 4.00%...........................................  07/19/00   1,505    1,509,578
 Suffolk County IDA Civic Facility RB (Episcopal Health Services
  Incorporated) Series 1998A DN (Banque Paribas LOC) (A-1, VMIG-
  1)**
 3.55%...........................................  11/07/99     600      600,000
 Suffolk County Water Authority DN (Bank of Nova Scotia LOC) (VMIG-
  1)**
 3.40%...........................................  11/07/99   5,100    5,100,000
 Taconic Hills Central School District at Craryville RAN
 3.875%..........................................  06/29/00   3,600    3,607,830
 Town of Colonie, Albany County BAN Series C
 4.00%...........................................  07/28/00   1,800    1,805,763
 Watertown City School District GO RAN
 4.125%..........................................  06/30/00   3,000    3,010,052
                                                                    ------------
                                                                     284,401,178
                                                                    ------------
Puerto Rico--11.7%
 Commonwealth of Puerto Rico GO DN (MBIA Insurance) (A-1+, P-1)**
 3.29%...........................................  11/07/99   4,850    4,850,000
 Puerto Rico Government Development Bank Series 1985 DN (Credit
  Suisse LOC) (A-1+, VMIG-1)**
 3.25%...........................................  11/07/99   6,350    6,350,000
 Puerto Rico Government Development Bank TECP (A-1+, P-1)
 3.45%...........................................  02/08/00   5,184    5,184,000
 Puerto Rico Highway & Transportation Authority RB Series 1998A DN
  (AMBAC Insurance) (A-1+, VMIG-1)**
 3.10%...........................................  11/07/99   2,000    2,000,000

Investments                                        Maturity   Par
in Securities                                        Date    (000)     Value
-------------                                      -------- ------- ------------

MUNICIPAL BONDS (continued)
Puerto Rico (continued)
 Puerto Rico Industrial, Tourist, Educational Medical &
  Environmental Control Facilities RB (Ana G. Mendez University
  System Project) Series 1998 DN (Banco de Santander LOC) (A-1+)**
 3.40%...........................................  11/07/99 $ 5,680 $  5,680,000
 Puerto Rico Insured Trust Receipts Series 1998D DN (Bank of New
  York LOC) (A-1+C, VMIG-1)**
 3.40%...........................................  11/07/99   7,800    7,800,000
 Puerto Rico Medical, Higher Education & Environmental PCRB (Ana G.
  Mendez Educational Foundation Project) DN (Bank of Tokyo-
  Mitsubishi LOC)**
 3.50%...........................................  11/07/99   6,055    6,055,000
                                                                    ------------
                                                                      37,919,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (Cost $322,320,178*).......  99.7%  322,320,178
OTHER ASSETS IN EXCESS OF LIABILITIES......................   0.3       926,391
                                                            -----  ------------
NET ASSETS (Equivalent to $1.00 per share based on
 323,269,155 Fund Shares outstanding)...................... 100.0% $323,246,569
                                                            =====  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($323,246,569 / 323,269,155)....................................         $1.00
                                                                          =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of October 31, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                         New York Money Fund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------


                              New York Money Fund
                              Maturity Information
                                October 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $241,523,000                                          75.1%
     31-60 Days                        7,765,000                                           2.4
    91-120 Days                        8,184,000                                           2.5
   121-150 Days                       23,300,000                                           7.2
  Over 150 Days                       41,319,100                                          12.8

                       Average Weighted Maturity--51 days


Investment Abbreviations:

 BAN  Bond Anticipation Note
 DN   Demand Note
 GO   General Obligation
 IDA  Industrial Development Authority
 LOC  Letter of Credit
 MB   Municipal Bond
 PCRB Pollution Control Revenue Bond
 RAN  Revenue Anticipation Note
 RB   Revenue Bond
 TAN  Tax Anticipation Note
 TECP Tax-Exempt Commercial Paper

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at October 31, 1999. The ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                    For the Periods Ended October 31, 1999

                                                                                    Federal       Treasury
                            TempFund      TempCash      Fed Fund       T-Fund      Trust Fund    Trust Fund
                          Portfolio/1/  Portfolio/1/  Portfolio/2/  Portfolio/2/  Portfolio/2/  Portfolio/2/
                          ------------  ------------  ------------  ------------  ------------  ------------
Investment Income:
 Interest income........  $69,404,104   $ 11,046,326  $48,193,969   $173,950,581  $14,242,012   $61,061,544
                          -----------   ------------  -----------   ------------  -----------   -----------
Expenses:
 Investment advisory
  fee...................    1,164,241        320,843    1,171,254      4,311,843      349,278     1,612,975
 Administration fee.....    1,164,241        320,843    1,171,254      4,311,843      349,278     1,612,975
 Custodian fee..........      118,025         30,139      183,336        412,025       71,250       221,806
 Transfer agent fee.....       72,500          5,000       65,934        206,181       27,774        89,854
 Trustees' fees and
  expenses..............        2,000          2,400       36,908         45,692       35,282        39,016
 Registration fees and
  expenses..............        1,500          1,000       34,135         45,404       24,187        42,711
 Legal fees.............        3,000          3,500       25,286         32,760       26,295        25,994
 Audit fees.............       18,500         20,300       14,441         43,840       15,304        16,796
 Printing...............        1,000            900        8,721         16,480        6,832         7,301
 Other..................       22,596          4,102       22,994         59,828       11,298        26,910
                          -----------   ------------  -----------   ------------  -----------   -----------
                            2,567,603        709,027    2,734,263      9,485,896      916,778     3,696,338
                          -----------   ------------  -----------   ------------  -----------   -----------
Service Organization
 fees--Dollar Shares....       99,768         85,468       75,161      1,710,872       76,231     1,147,232
Service Organization
 fees--Cash Management
 Shares.................        6,551             --           --          4,674           --            --
                          -----------   ------------  -----------   ------------  -----------   -----------
                              106,319         85,468       75,161      1,715,546       76,231     1,147,232
                          -----------   ------------  -----------   ------------  -----------   -----------
Total expenses..........    2,673,922        794,495    2,809,424     11,201,442      993,009     4,843,570
                          -----------   ------------  -----------   ------------  -----------   -----------
Less fees waived........     (294,308)      (335,548)    (813,448)    (2,420,444)    (342,902)   (1,045,267)
Less fees paid
 indirectly.............           --             --           --       (125,759)          --            --
                          -----------   ------------  -----------   ------------  -----------   -----------
                             (294,308)      (335,548)    (813,448)    (2,546,203)    (342,902)   (1,045,267)
                          -----------   ------------  -----------   ------------  -----------   -----------
Net expenses............    2,379,614        458,947    1,995,976      8,655,239      650,107     3,798,303
                          -----------   ------------  -----------   ------------  -----------   -----------
Net investment income...   67,024,490     10,587,379   46,197,993    165,295,342   13,591,905    57,263,241
Realized gain (loss) on
 investments:
Net realized gain (loss)
 from security
 transactions...........           --             --       17,942        (13,212)       9,118       (69,222)
                          -----------   ------------  -----------   ------------  -----------   -----------
Net increase in net
 assets resulting from
 operations.............  $67,024,490   $10,587 ,379  $46,215,935   $165,282,130  $13,601,023   $57,194,019
                          ===========   ============  ===========   ============  ===========   ===========

/1/ For the one month ended October 31, 1999.
-----
/2/ For the year ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                    For the Periods Ended October 31, 1999

                                                         California     New York
                              MuniFund      MuniCash     Money Fund    Money Fund
                            Portfolio/1/  Portfolio/1/  Portfolio/2/  Portfolio/3/
                            ------------  ------------  ------------  ------------
Investment Income:
 Interest income........... $18,058,376   $14,282,303   $13,797,159    $2,529,956
                            -----------   -----------   -----------    ----------
Expenses:
 Investment advisory fee...     999,005       768,974       963,618       157,437
 Administration fee........     999,005       768,974       963,618       157,437
 Custodian fee.............     120,187        99,998       100,432        18,919
 Transfer agent fee........      81,226        43,472        35,232         7,926
 Trustees' fees and
  expenses.................      35,466        40,384        34,392        19,726
 Registration fees and
  expenses.................      43,630        40,264         4,603         1,934
 Legal fees................      21,445        25,464        30,052         9,354
 Audit fees................      23,493        20,107        30,529        14,751
 Printing..................       8,168         8,138        23,851         4,394
 Other.....................      15,805         6,808         8,726         2,703
                            -----------   -----------   -----------    ----------
                              2,347,430     1,822,583     2,195,053       394,581
                            -----------   -----------   -----------    ----------
 Service Organization
  fees--Dollar Shares......     126,439       262,380        58,139            --
 Service Organization
  fees--Cash Management
  Shares...................       4,819            --            --            --
                            -----------   -----------   -----------    ----------
                                131,258       262,380        58,139            --
                            -----------   -----------   -----------    ----------
 Total expenses............   2,478,688     2,084,963     2,253,192       394,581
                            -----------   -----------   -----------    ----------
 Less fees waived..........  (1,205,801)     (942,436)   (1,231,445)     (237,172)
 Less fees paid indirectly.     (13,898)           --        (7,671)       (1,055)
                            -----------   -----------   -----------    ----------
                             (1,219,699)     (942,436)   (1,239,116)     (238,227)
 Net expenses..............   1,258,989     1,142,527     1,014,076       156,354
                            -----------   -----------   -----------    ----------
 Net investment income.....  16,799,387    13,139,776    12,783,083     2,373,602
 Realized gain (loss) on
  investments:
 Net realized gain (loss)
  from security
  transactions.............     (30,617)      (28,918)        4,829            --
 Increase in amortized
  market discount..........          --           347            --            --
                            -----------   -----------   -----------    ----------
 Net gain (loss) on
  investments..............     (30,617)      (28,571)        4,829            --
                            -----------   -----------   -----------    ----------
 Net increase in net assets
  resulting from
  operations............... $16,768,770   $13,111,205   $12,787,912    $2,373,602
                            ===========   ===========   ===========    ==========

/1/ For the eleven months ended October 31, 1999.
-----
/2/ For the nine months ended October 31, 1999.
/3/ For the three months ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                           Statements of Operations
                          For Each of the Years Ended

                                                                                    California    New York
                            TempFund       TempCash       MuniFund      MuniCash    Money Fund   Money Fund
                            Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                          -------------  -------------  ------------  ------------  -----------  -----------
                          September 30,  September 30,  November 30,  November 30,  January 31,   July 31,
                              1999           1999           1998          1998         1999         1999
                          -------------  -------------  ------------  ------------  -----------  -----------
Investment Income:
 Interest income........  $675,432,440   $179,238,761   $21,174,463   $20,503,879   $21,674,535  $10,041,633
                          ------------   ------------   -----------   -----------   -----------  -----------
Expenses:
 Investment advisory
  fee...................    12,490,007      4,969,690     1,057,053       983,615     1,344,717      653,307
 Administration fee.....    12,490,007      4,969,690     1,057,053       983,615     1,344,717      653,307
 Custodian fee..........     1,185,424        437,281       128,497       121,370       138,600       75,166
 Transfer agent fee.....       844,807        110,699        64,677        39,561        44,302       37,938
 Trustees' fees and
  expenses..............        49,480         32,898        51,577        58,561        35,820       34,108
 Shareholder computer
  access program........        47,600          9,010            --            --            --           --
 Registration fees and
  expenses..............     1,082,376             --        33,722        17,591         3,855           --
 Legal fees.............        40,747         20,627        20,566        20,184        54,392       55,459
 Audit fees.............        53,395         23,153        13,912        18,358        31,998       39,474
 Printing...............        15,097         15,650        10,823         8,375        11,002       23,083
 Other..................       105,100         28,765        27,410        12,636        13,807        7,123
                          ------------   ------------   -----------   -----------   -----------  -----------
                            28,404,040     10,617,463     2,465,290     2,263,866     3,023,210    1,578,965
                          ------------   ------------   -----------   -----------   -----------  -----------
Service Organization
 fees--Dollar Shares....       998,538      1,059,560       144,751       273,684       302,866           --
Service Organization
 fees--Cash Management
 Shares.................        12,627             --            --            --            --           --
                          ------------   ------------   -----------   -----------   -----------  -----------
                             1,011,165      1,059,560       144,751       273,684       302,866           --
Total expenses..........    29,415,205     11,677,023     2,610,041     2,537,550     3,326,076    1,578,965
                          ------------   ------------   -----------   -----------   -----------  -----------
Less fees waived........    (4,770,711)    (4,302,355)     (978,751)   (1,231,761)   (1,678,495)    (927,209)
                          ------------   ------------   -----------   -----------   -----------  -----------
Net expenses............    24,664,494      7,374,668     1,631,290     1,305,789     1,647,581      651,756
                          ------------   ------------   -----------   -----------   -----------  -----------
Net investment income...   650,787,946    171,864,093    19,543,173    19,198,090    20,026,954    9,389,877
Realized gain (loss) on
 investments:
Net realized gain (loss)
 on investments.........        50,928       (128,638)      (28,931)       22,258        13,414       (1,390)
                          ------------   ------------   -----------   -----------   -----------  -----------
Net increase in net
 assets resulting from
 operations.............  $650,838,874   $171,735,455   $19,514,242   $19,220,348   $20,040,368  $ 9,388,487
                          ============   ============   ===========   ===========   ===========  ===========

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                      TempFund Portfolio
                                                    -------------------------------------------------------
                                                    One Month Ended       Year Ended         Year Ended
                                                    October 31, 1999  September 30, 1999 September 30, 1998
                                                    ----------------  ------------------ ------------------
Increase
(decrease) in
net assets:
 Operations:
 Net investment
 income.........                                    $    67,024,490    $   650,787,946     $  560,564,139
 Net gain
 (loss) on
 investments....                                                 --             50,928           (203,702)
                                                    ---------------    ---------------     --------------
 Net increase
 in net assets
 resulting from
 operations.....                                         67,024,490        650,838,874        560,360,437
                                                    ---------------    ---------------     --------------
Distributions to
shareholders:
 From net
 investment
 income:
  TempFund
  Shares........                                        (64,950,049)      (631,844,393)      (544,340,518)
  TempFund
  Dollar
  Shares........                                         (2,011,692)       (18,827,954)       (16,223,621)
  TempFund Cash
  Management
  Shares........                                            (62,749)          (115,599)                --
  TempCash
  Shares........                                                 --                 --                 --
  TempCash
  Dollar
  Shares........                                                 --                 --                 --
 From net
 realized gain:
  TempFund
  Shares........                                                 --                 --            (23,462)
  TempFund
  Dollar
  Shares........                                                 --                 --               (725)
                                                    ---------------    ---------------     --------------
   Total
   distributions
   to
   shareholders.                                        (67,024,490)      (650,787,946)      (560,588,326)
                                                    ---------------    ---------------     --------------
 Increase
 (decrease) in
 net assets
 derived from
 capital share
 transactions...                                      1,788,268,757      2,567,515,101      1,573,409,792
                                                    ---------------    ---------------     --------------
   Total
   increase
   (decrease) in
   net assets...                                      1,788,268,757      2,567,566,029      1,573,181,903
Net assets:
 Beginning of
 period.........                                     12,556,533,360      9,988,967,331      8,415,785,428
                                                    ---------------    ---------------     --------------
 End of period..                                    $14,344,802,117    $12,556,533,360     $9,988,967,331
                                                    ===============    ===============     ==============

                                                                      TempCash Portfolio
                                                    ------------------------------------------------------
                                                    One Month Ended      Year Ended         Year Ended
                                                    October 31, 1999 September 30, 1999 September 30, 1998
                                                    ---------------- ------------------ ------------------
Increase
(decrease) in
net assets:
 Operations:
 Net investment
 income.........                                     $   10,587,379    $  171,864,093     $  165,453,579
 Net gain
 (loss) on
 investments....                                                 --          (128,638)           491,505
                                                    ---------------- ------------------ ------------------
 Net increase
 in net assets
 resulting from
 operations.....                                         10,587,379       171,735,455        165,945,084
                                                    ---------------- ------------------ ------------------
Distributions to
shareholders:
 From net
 investment
 income:
  TempFund
  Shares........                                                 --                --                 --
  TempFund
  Dollar
  Shares........                                                 --                --                 --
  TempFund Cash
  Management
  Shares........                                                 --                --                 --
  TempCash
  Shares........                                         (8,898,995)     (151,905,646)      (142,514,398)
  TempCash
  Dollar
  Shares........                                         (1,688,384)      (19,958,447)       (22,939,181)
 From net
 realized gain:
  TempFund
  Shares........                                                 --                --                 --
  TempFund
  Dollar
  Shares........                                                 --                --                 --
                                                    ---------------- ------------------ ------------------
   Total
   distributions
   to
   shareholders.                                        (10,587,379)     (171,864,093)      (165,453,579)
                                                    ---------------- ------------------ ------------------
 Increase
 (decrease) in
 net assets
 derived from
 capital share
 transactions...                                          6,225,835      (656,158,328)       609,865,249
                                                    ---------------- ------------------ ------------------
   Total
   increase
   (decrease) in
   net assets...                                          6,225,835      (656,286,966)       610,356,754
Net assets:
 Beginning of
 period.........                                      2,346,635,767     3,002,922,733      2,392,565,979
                                                    ---------------- ------------------ ------------------
 End of period..                                     $2,352,861,602    $2,346,635,767     $3,002,922,733
                                                    ================ ================== ==================

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                       FedFund Portfolio               T-Fund Portfolio
                                                                -------------------------------  ------------------------------
                                                                                   Year Ended      Year Ended      Year Ended
                                                                   Year Ended     October 31,     October 31,     October 31,
                                                                October 31, 1999      1998            1999            1998
                                                                ---------------- --------------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Net investment income........................................  $  46,197,993   $   61,815,036  $  165,295,342  $  160,796,407
  Net gain (loss) on investments...............................         17,942           59,739         (13,212)         56,588
                                                                 -------------   --------------  --------------  --------------
  Net increase in net assets resulting from operations.........     46,215,935       61,874,775     165,282,130     160,852,995
                                                                 -------------   --------------  --------------  --------------
Distributions to shareholders:
  From net investment income:
   FedFund Shares..............................................    (44,821,647)     (59,247,442)             --              --
   FedFund Dollar Shares.......................................     (1,376,346)      (2,567,594)             --              --
   T-Fund Shares...............................................             --               --    (134,576,688)   (130,717,839)
   T-Fund Dollar Shares........................................             --               --     (30,677,701)    (30,078,568)
   T-Fund Cash Management Shares...............................             --               --         (40,953)             --
                                                                 -------------   --------------  --------------  --------------
    Total distributions to shareholders........................    (46,197,993)     (61,815,036)   (165,295,342)   (160,796,407)
                                                                 -------------   --------------  --------------  --------------
Increase (decrease) in net assets derived from capital share
 transactions..................................................   (370,100,898)    (189,794,861)   (308,040,217)  1,039,905,960
                                                                 -------------   --------------  --------------  --------------
    Total increase (decrease) in net assets....................   (370,082,956)    (189,735,122)   (308,053,429)  1,039,962,548
Net assets:
 Beginning of period...........................................  1,147,437,665    1,337,172,787   3,321,386,416   2,281,423,868
                                                                 -------------   --------------  --------------  --------------
 End of period.................................................  $ 777,354,709   $1,147,437,665  $3,013,332,987  $3,321,386,416
                                                                 =============   ==============  ==============  ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                Federal Trust Fund Portfolio    Treasury Trust Fund Portfolio
                                                              --------------------------------- ------------------------------
                                                                                                  Year Ended      Year Ended
                                                                 Year Ended       Year Ended     October 31,     October 31,
                                                              October 31, 1999 October 31, 1998      1999            1998
                                                              ---------------- ---------------- --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Net investment income......................................   $ 13,591,905     $ 15,498,424   $   57,263,241  $   63,716,989
  Net gain (loss) on investments.............................          9,118           61,366          (69,222)         79,106
                                                                ------------     ------------   --------------  --------------
  Net increase in net assets resulting from operations.......     13,601,023       15,559,790       57,194,019      63,796,095
                                                                ------------     ------------   --------------  --------------
Distributions to shareholders:
  From net investment income:
   Federal Trust Shares......................................    (12,211,729)     (13,571,694)              --              --
   Federal Trust Dollar Shares...............................     (1,380,176)      (1,926,730)              --              --
   Treasury Trust Shares.....................................             --               --      (38,151,639)    (44,541,445)
   Treasury Trust Dollar Shares..............................             --               --      (19,111,602)    (19,175,544)
                                                                ------------     ------------   --------------  --------------
    Total distributions to shareholders......................    (13,591,905)     (15,498,424)     (57,263,241)    (63,716,989)
                                                                ------------     ------------   --------------  --------------
Increase (decrease) in net assets derived from capital share
 transactions................................................    (72,338,870)      51,159,373     (337,924,844)    444,999,257
                                                                ------------     ------------   --------------  --------------
    Total increase (decrease) in net assets..................    (72,329,752)      51,220,739     (337,994,066)    445,078,363
Net assets:
 Beginning of period.........................................    319,213,066      267,992,327    1,563,132,708   1,118,054,345
                                                                ------------     ------------   --------------  --------------
 End of period...............................................   $246,883,314     $319,213,066   $1,225,138,642  $1,563,132,708
                                                                ============     ============   ==============  ==============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                                     MuniFund Portfolio
                                                    ----------------------------------------------------
                                                     Eleven Months
                                                         Ended          Year Ended        Year Ended
                                                    October 31, 1999 November 30, 1998 November 30, 1997
                                                    ---------------- ----------------- -----------------
Increase
 (decrease) in
 net assets:
 Operations:
  Net investment
   income........                                     $ 16,799,387     $ 19,543,173      $ 23,313,742
  Net gain (loss)
   on
   investments...                                          (30,617)         (28,931)          (12,899)
                                                      ------------     ------------      ------------
  Net increase in
   net assets
   resulting from
   operations....                                       16,768,770       19,514,242        23,300,843
                                                      ------------     ------------      ------------
Distributions to
 shareholders:
  From net
   investment
   income:
  MuniFund
   Shares........                                      (15,393,321)     (17,790,533)      (21,420,775)
  MuniFund
   Dollar
   Shares........                                       (1,381,220)      (1,752,640)       (1,892,967)
  MuniFund Cash
   Management
   Shares........                                          (24,846)              --                --
  MuniCash
   Shares........                                               --               --                --
  MuniCash
   Dollar
   Shares........                                               --               --                --
                                                      ------------     ------------      ------------
   Total
    distributions
    to
    shareholders.                                      (16,799,387)     (19,543,173)      (23,313,742)
                                                      ------------     ------------      ------------
Increase
 (decrease) in
 net assets
 derived from
 capital share
 transactions....                                       22,517,403      (84,655,277)       12,593,498
                                                      ------------     ------------      ------------
   Total
    increase
    (decrease)
    in net
    assets.......                                       22,486,786      (84,684,208)       12,580,599
Net assets:
 Beginning of
  period.........                                      519,496,406      604,180,614       591,600,015
                                                      ------------     ------------      ------------
 End of period...                                     $541,983,192     $519,496,406      $604,180,614
                                                      ============     ============      ============

                                                                     MuniCash Portfolio
                                                    ----------------------------------------------------
                                                     Eleven Months
                                                         Ended          Year Ended        Year Ended
                                                    October 31, 1999 November 30, 1998 November 30, 1997
                                                    ---------------- ----------------- -----------------
Increase
 (decrease) in
 net assets:
 Operations:
  Net investment
   income........                                     $ 13,139,776     $ 19,198,090      $ 16,148,324
  Net gain (loss)
   on
   investments...                                          (28,571)          22,258            18,102
                                                    ---------------- ----------------- -----------------
  Net increase in
   net assets
   resulting from
   operations....                                       13,111,205       19,220,348        16,166,426
                                                    ---------------- ----------------- -----------------
Distributions to
 shareholders:
  From net
   investment
   income:
  MuniFund
   Shares........                                               --               --                --
  MuniFund
   Dollar
   Shares........                                               --               --                --
  MuniFund Cash
   Management
   Shares........                                               --               --                --
  MuniCash
   Shares........                                      (10,189,371)     (15,680,768)      (12,338,904)
  MuniCash
   Dollar
   Shares........                                       (2,950,405)      (3,517,322)       (3,809,420)
                                                    ---------------- ----------------- -----------------
   Total
    distributions
    to
    shareholders.                                      (13,139,776)     (19,198,090)      (16,148,324)
                                                    ---------------- ----------------- -----------------
Increase
 (decrease) in
 net assets
 derived from
 capital share
 transactions....                                     (160,400,824)      43,865,954       164,680,433
                                                    ---------------- ----------------- -----------------
   Total
    increase
    (decrease)
    in net
    assets.......                                     (160,429,395)      43,888,212       164,698,535
Net assets:
 Beginning of
  period.........                                      591,658,248      547,770,036       383,071,501
                                                    ---------------- ----------------- -----------------
 End of period...                                     $431,228,853     $591,658,248      $547,770,036
                                                    ================ ================= =================

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                             California Money Fund Portfolio
                                                    --------------------------------------------------
                                                      Nine Months
                                                         Ended          Year Ended       Year Ended
                                                    October 31, 1999 January 31, 1999 January 31, 1998
                                                    ---------------- ---------------- ----------------
Increase (decrease) in net
 assets:
 Operations:
  Net investment income......                        $  12,783,083     $ 20,026,954     $ 18,095,184
  Net gain (loss) on
   investments...............                                4,829           13,414          (14,860)
                                                     -------------     ------------     ------------
  Net increase in net assets
   resulting from operations.                           12,787,912       20,040,368       18,080,324
                                                     -------------     ------------     ------------
Distributions to
 shareholders:
  From net investment income:
  California Money Shares....                          (12,291,399)     (16,653,422)     (14,302,548)
  California Money Dollar
   Shares....................                             (491,684)      (3,373,532)      (3,792,636)
  New York Money Shares......                                   --               --               --
  New York Money Dollar
   Shares....................                                   --               --               --
                                                     -------------     ------------     ------------
   Total distributions to
    shareholders.............                          (12,783,083)     (20,026,954)     (18,095,184)
                                                     -------------     ------------     ------------
Increase (decrease) in net
 assets derived from capital
 share transactions..........                         (137,011,893)      97,871,065      138,059,151
                                                     -------------     ------------     ------------
   Total increase (decrease)
    in net assets............                         (137,007,064)      97,884,479      138,044,291
Net assets:
 Beginning of period.........                          688,770,927      590,886,448      452,842,157
                                                     -------------     ------------     ------------
 End of period...............                        $ 551,763,863     $688,770,927     $590,886,448
                                                     =============     ============     ============

                                                          New York Money Fund Portfolio
                                                    --------------------------------------------
                                                      Three Months    Year Ended    Year Ended
                                                         Ended         July 31,      July 31,
                                                    October 31, 1999     1999          1998
                                                    ---------------- ------------- -------------
Increase (decrease) in net
 assets:
 Operations:
  Net investment income......                         $  2,373,602   $  9,389,877  $ 10,947,861
  Net gain (loss) on
   investments...............                                   --         (1,390)        3,904
                                                    ---------------- ------------- -------------
  Net increase in net assets
   resulting from operations.                            2,373,602      9,388,487    10,951,765
                                                    ---------------- ------------- -------------
Distributions to
 shareholders:
  From net investment income:
  California Money Shares....                                   --             --            --
  California Money Dollar
   Shares....................                                   --             --            --
  New York Money Shares......                           (2,373,602)    (9,389,877)  (10,941,581)
  New York Money Dollar
   Shares....................                                   --             --        (6,280)
                                                    ---------------- ------------- -------------
   Total distributions to
    shareholders.............                           (2,373,602)    (9,389,877)  (10,947,861)
                                                    ---------------- ------------- -------------
Increase (decrease) in net
 assets derived from capital
 share transactions..........                           27,518,947    (22,361,832)   47,117,614
                                                    ---------------- ------------- -------------
   Total increase (decrease)
    in net assets............                           27,518,947    (22,363,222)   47,121,518
Net assets:
 Beginning of period.........                          295,727,622    318,090,844   270,969,326
                                                    ---------------- ------------- -------------
 End of period...............                         $323,246,569   $295,727,622  $318,090,844
                                                    ================ ============= =============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            TempFund Shares
                     ----------------------------------------------------------------------
                      One Month
                        Ended                     Year Ended September 30,
                     October 31,     ------------------------------------------------------
                        1999            1999       1998       1997       1996       1995
                     -----------     ----------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $     1.00      $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ----------      ----------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
 Net Investment
 Income..........         .0045           .0495      .0549      .0539      .0541      .0567
                     ----------      ----------  ---------  ---------  ---------  ---------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........        (.0045)         (.0495)    (.0549)    (.0539)    (.0541)    (.0567)
                     ----------      ----------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $     1.00      $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ==========      ==========  =========  =========  =========  =========
Total Return.....          5.42%/2/        5.06%      5.63%      5.53%      5.55%      5.82%
Ratios/Supplemental
Data:
Net Assets,
 End of Period
 $(000)..........    13,884,164      12,045,566  9,686,491  8,060,501  5,715,004  5,351,346
Ratio of Expenses
to Average Daily
Net Assets/1/....           .18%/2/         .18%       .18%       .18%       .18%       .24%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......          5.31%/2/        4.96%      5.50%      5.39%      5.41%      5.67%

                                   TempFund Dollar Shares
                     ---------------------------------------------------------
                      One Month
                        Ended             Year Ended September 30,
                     October 31,   -------------------------------------------
                        1999        1999     1998     1997     1996     1995
                     ------------- -------- -------- -------- -------- -------
Net Asset Value,
 Beginning of
 Period..........      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     ------------- -------- -------- -------- -------- -------
Income From
Investment
Operations:
 Net Investment
 Income..........        .0043       .0470    .0524    .0514    .0516   .0542
                     ------------- -------- -------- -------- -------- -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (.0043)     (.0470)  (.0524)  (.0514)  (.0516) (.0542)
                     ------------- -------- -------- -------- -------- -------
Net Asset Value,
 End of Period...      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     ============= ======== ======== ======== ======== =======
Total Return.....         5.15%/2/    4.81%    5.38%    5.27%    5.30%   5.57%
Ratios/Supplemental
Data:
Net Assets,
 End of Period
 $(000)..........      446,569     497,178  302,476  355,284  162,119  81,828
Ratio of Expenses
to Average Daily
Net Assets/1/....          .43%/2/     .43%     .43%     .43%     .43%    .49%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......         5.06%/2/    4.71%    5.25%    5.14%    5.16%   5.42%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .20% (annualized) for the one month ended October 31, 1999 and .22%, .23%, .24%, .26% and .27% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Shares and .45% (annualized) for the one month ended October 31, 1999 and .47%, .48%, .49%, .51% and .52% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempFund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                      TempFund Cash Management
                                                               Shares
                                                     ----------------------------
                                                                   For the Period
                                                                      June 14,
                                                      One Month       1999/1/
                                                        Ended         Through
                                                     October 31,   September 30,
                                                        1999            1999
                                                     -----------   --------------
Net Asset Value,
  Beginning of Period..............................    $ 1.00          $ 1.00
                                                       ------          ------
Income From Investment Operations:
  Net Investment Income............................     .0041           .0135
                                                       ------          ------
Less Distributions:
  Dividends to Shareholders
    From Net Investment Income.....................    (.0041)         (.0135)
                                                       ------          ------
Net Asset Value,
  End of Period....................................    $ 1.00          $ 1.00
                                                       ======          ======
Total Return.......................................      4.92%/2/        4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)...................    14,069          13,789
Ratio of Expenses to Average Daily Net Assets/3../.       .68%/2/         .68%/2/
Ratio of Net Investment Income to Average Daily Net
Assets.............................................      4.81%/2/        4.57%/2/

----
/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .70% (annualized) for one month ended October 31, 1999 and .71% (annualized) for the period ended September 30, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            TempCash Shares
                     --------------------------------------------------------------------
                      One Month
                        Ended                   Year Ended September 30,
                     October 31,    -----------------------------------------------------
                        1999          1999       1998       1997       1996       1995
                     -----------    ---------  ---------  ---------  ---------  ---------
Net Asset Value,
Beginning of
Period...........     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      ---------     ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
Net Investment
Income...........         .0044         .0496      .0552      .0541      .0542      .0575
                      ---------     ---------  ---------  ---------  ---------  ---------
Less
Distributions:
Dividends to
Shareholders From
Net Investment
Income...........        (.0044)       (.0496)    (.0552)    (.0541)    (.0542)    (.0575)
                      ---------     ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period....     $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      =========     =========  =========  =========  =========  =========
Total Return.....          5.31%/2/      5.07%      5.66%      5.55%      5.56%      5.90%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).     1,951,436     1,968,626  2,499,114  1,991,037  1,835,326  1,316,166
Ratio of Expenses
to Average
 Daily Net
 Assets/1/.......           .18%/2/       .18%       .18%       .18%       .18%       .16%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......          5.19%/2/      4.95%      5.52%      5.41%      5.42%      5.75%

                                   TempCash Dollar Shares
                     ----------------------------------------------------------
                      One Month
                        Ended             Year Ended September 30,
                     October 31,   --------------------------------------------
                        1999        1999     1998     1997     1996     1995
                     ------------- -------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
Net Investment
Income...........        .0042       .0471    .0527    .0516    .0517    .0550
                     ------------- -------- -------- -------- -------- --------
Less
Distributions:
Dividends to
Shareholders From
Net Investment
Income...........       (.0042)     (.0471)  (.0527)  (.0516)  (.0517)  (.0550)
                     ------------- -------- -------- -------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============= ======== ======== ======== ======== ========
Total Return.....         5.06%/2/    4.82%    5.41%    5.29%    5.31%    5.65%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      401,426     378,010  503,809  401,529  527,830  454,156
Ratio of Expenses
to Average
 Daily Net
 Assets/1/.......          .43%/2/     .43%     .43%     .43%     .43%     .41%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......         4.94%/2/    4.70%    5.27%    5.16%    5.17%    5.50%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .34% (annualized) for the one month ended October 31, 1999 and .30%, .32%, .30%, .33% and .30% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Shares and .59% (annualized) for the one month ended October 31, 1999 and .55%, .57%, .55%, .58% and .55% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively, for TempCash Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            FedFund Shares                                   FedFund Dollar Shares
                         --------------------------------------------------------  ----------------------------------------------
                                        Year Ended October 31,                               Year Ended October 31,
                         --------------------------------------------------------  ----------------------------------------------
                           1999       1998        1997        1996        1995      1999     1998      1997      1996      1995
                         --------  ----------  ----------  ----------  ----------  -------  -------  --------  --------  --------
Net Asset Value,
Beginning of Period....  $   1.00  $     1.00  $     1.00  $     1.00  $     1.00  $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
                         --------  ----------  ----------  ----------  ----------  -------  -------  --------  --------  --------
Income From Investment
Operations:
 Net Investment Income.     .0483       .0535       .0530       .0529       .0571    .0458    .0510     .0505     .0504     .0546
                         --------  ----------  ----------  ----------  ----------  -------  -------  --------  --------  --------
Less Distributions:
 Dividends to
 Shareholders From Net
 Investment Income.....    (.0483)     (.0535)     (.0530)     (.0529)     (.0571)  (.0458)  (.0510)   (.0505)   (.0504)   (.0546)
                         --------  ----------  ----------  ----------  ----------  -------  -------  --------  --------  --------
Net Asset Value, End of
Period.................  $   1.00  $     1.00  $     1.00  $     1.00  $     1.00  $  1.00  $  1.00  $   1.00  $   1.00  $   1.00
                         ========  ==========  ==========  ==========  ==========  =======  =======  ========  ========  ========
Total Return...........      4.94%       5.48%       5.43%       5.41%       5.86%    4.69%    5.23%     5.18%     5.16%     5.61%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)..........   742,744   1,116,979   1,220,857   1,407,529   1,377,175   34,611   30,459   116,316   113,747   213,177
Ratio of Expenses to
Average Daily Net
Assets/1/..............       .20%        .20%        .20%        .19%        .18%     .45%     .45%      .45%      .44%      .43%
Ratio of Net Investment
Income to Average Daily
Net Assets.............      4.81%       5.35%       5.30%       5.29%       5.71%    4.56%    5.10%     5.05%     5.04%     5.46%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .28%, .29%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Shares, and .53%, .53%, .54%, .55% and .54% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for FedFund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            T-Fund Shares                                 T-Fund Dollar Shares
                          -----------------------------------------------------  ------------------------------------------
                                       Year Ended October 31,                            Year Ended October 31,
                          -----------------------------------------------------  ------------------------------------------
                            1999       1998       1997       1996       1995      1999     1998     1997     1996     1995
                          ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Net Asset Value,
Beginning of Period.....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                          ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Income From Investment
Operations:
 Net Investment Income..      .0473      .0532      .0528      .0528      .0565    .0448    .0507    .0503    .0503   .0540
                          ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Less Distributions:
 Dividends to
 Shareholders
 From Net Investment
 Income.................     (.0473)    (.0532)    (.0528)    (.0528)    (.0565)  (.0448)  (.0507)  (.0503)  (.0503) (.0540)
                          ---------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Net Asset Value, End of
Period..................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                          =========  =========  =========  =========  =========  =======  =======  =======  =======  ======
Total Return............       4.83%      5.46%      5.41%      5.40%      5.80%    4.58%    5.21%    5.16%    5.15%   5.55%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)...........  2,397,386  2,544,001  1,765,332  1,507,603  1,211,220  612,695  777,385  516,092  351,271  82,502
 Ratio of Expenses to
 Average Daily Net
 Assets/1/..............        .20%       .20%       .20%       .19%       .18%     .45%     .45%     .45%     .44%    .43%
 Ratio of Net Investment
 Income to Average Daily
 Net Assets.............       4.72%      5.31%      5.28%      5.26%      5.66%    4.47%    5.06%    5.03%    5.01%   5.41%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .26%, .27%, .29%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Shares and .51%, .52%, .54%, .55% and .54%, for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for T-Fund Dollar Shares.

                See accompanying notes to financial statements.

                         PROVIDENT INSTITUTIONAL FUNDS
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                                  T-Fund Cash
                                                               Management Shares
                                                               -----------------
                                                                For the Period
                                                                May 17, 1999/1/
                                                                    Through
                                                                  October 31,
                                                                     1999
                                                               -----------------
Net Asset Value, Beginning of Period..........................      $  1.00
                                                                    -------
Income From Investment Operations:
  Net Investment Income.......................................        .0197
                                                                    -------
Less Distributions:
  Dividends to Shareholders From Net Investment Income........       (.0197)
                                                                    -------
Net Asset Value, End of Period................................      $  1.00
                                                                    =======
Total Return..................................................         4.37%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..............................        3,252
Ratio of Expenses to Average Daily Net Assets/3/..............          .70%/2/
Ratio of Net Investment Income to Average Daily Net Assets....         4.43%/2/

----
/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for T-Fund Cash Management Shares would have been .78% (annualized) for the period ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                  Federal Trust Fund Shares                   Federal Trust Fund Dollar Shares
                         ------------------------------------------------  -------------------------------------------
                                    Year Ended October 31,                         Year Ended October 31,
                         ------------------------------------------------  -------------------------------------------
                           1999      1998      1997      1996      1995     1999     1998     1997     1996     1995
                         --------  --------  --------  --------  --------  -------  -------  -------  -------  -------
Net Asset Value,
Beginning of Period..... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         --------  --------  --------  --------  --------  -------  -------  -------  -------  -------
Income From Investment
Operations:
 Net Investment Income..    .0478     .0529     .0521     .0523     .0563    .0453    .0504    .0496    .0498    .0538
                         --------  --------  --------  --------  --------  -------  -------  -------  -------  -------
Less Distributions:
 Dividends to
 Shareholders From Net
 Investment Income......   (.0478)   (.0529)   (.0521)   (.0523)   (.0563)  (.0453)  (.0504)  (.0496)  (.0498)  (.0538)
                         --------  --------  --------  --------  --------  -------  -------  -------  -------  -------
Net Asset Value, End of
Period.................. $   1.00  $   1.00  $   1.00  $   1.00  $   1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                         ========  ========  ========  ========  ========  =======  =======  =======  =======  =======
Total Return............     4.88%     5.42%     5.33%     5.35%     5.77%    4.63%    5.17%    5.08%    5.10%    5.52%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)...........  219,344   280,580   229,292   273,752   237,718   27,539   38,633   38,700   26,875   28,402
Ratio of Expenses to
Average Daily Net
Assets/1/..............      .20%      .20%      .20%      .19%      .18%     .45%     .45%     .45%     .44%     .43%
Ratio of Net Investment
Income to Average Daily
Net Assets..............     4.76%     5.29%     5.21%     5.22%     5.61%    4.51%    5.04%    4.96%    4.97%    5.36%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .32%, .29%, .31%, .31% and .32% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Shares and .57%, .54%, .56%, .56% and .57% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Federal Trust Fund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                    Treasury Trust Fund Shares                      Treasury Trust Fund Dollar Shares
                         ----------------------------------------------------  ------------------------------------------------
                                      Year Ended October 31,                              Year Ended October 31,
                         ----------------------------------------------------  ------------------------------------------------
                           1999       1998       1997      1996       1995       1999      1998      1997      1996      1995
                         --------  ----------  --------  --------  ----------  --------  --------  --------  --------  --------
Net Asset Value,
Beginning of Period..... $   1.00  $     1.00  $   1.00  $   1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                         --------  ----------  --------  --------  ----------  --------  --------  --------  --------  --------
Income From Investment
Operations:
 Net Investment Income..    .0442       .0502     .0504     .0508       .0545     .0417     .0477     .0479     .0483     .0520
                         --------  ----------  --------  --------  ----------  --------  --------  --------  --------  --------
Less Distributions:
 Dividends to
 Shareholders From Net
 Investment Income......   (.0442)     (.0502)   (.0504)   (.0508)     (.0545)   (.0417)   (.0477)   (.0479)   (.0483)   (.0520)
                         --------  ----------  --------  --------  ----------  --------  --------  --------  --------  --------
Net Asset Value, End of
Period.................. $   1.00  $     1.00  $   1.00  $   1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                         ========  ==========  ========  ========  ==========  ========  ========  ========  ========  ========
Total Return............     4.51%       5.14%     5.16%     5.20%       5.59%     4.26%     4.89%     4.91%     4.95%     5.34%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)...........  826,167   1,091,366   786,556   897,659   1,101,834   398,972   471,767   331,498   294,228   223,272
Ratio of Expenses to
Average Daily Net
Assets/1/...............      .20%        .20%      .20%      .19%        .18%      .45%      .45%      .45%      .44%      .43%
Ratio of Net Investment
Income to Average Daily
Net Assets..............     4.41%       5.02%     5.04%     5.08%       5.45%     4.14%     4.77%     4.79%     4.83%     5.20%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .28%, .28%, .30%, .30% and .29% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Fund Shares and .53%, .53%, .55%, .55% and .54% for the years ended October 31, 1999, 1998, 1997, 1996 and 1995, respectively, for Treasury Trust Fund Dollar Shares.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                           MuniFund Shares
                      ----------------------------------------------------------------
                      Eleven Months
                          Ended                 Year Ended November 30,
                       October 31,    ------------------------------------------------
                          1999          1998      1997      1996      1995      1994
                      -------------   --------  --------  --------  --------  --------
Net Asset Value,
Beginning of Period.    $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                        --------      --------  --------  --------  --------  --------
Income From
Investment
Operations:
 Net Investment
 Income..........          .0273         .0327     .0338     .0326     .0360     .0255
                        --------      --------  --------  --------  --------  --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........         (.0273)       (.0327)   (.0338)   (.0326)   (.0360)   (.0255)
                        --------      --------  --------  --------  --------  --------
Net Asset Value,
End of Period....       $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                        ========      ========  ========  ========  ========  ========
Total Return.....           3.02%/2/      3.32%     3.43%     3.31%     3.66%     2.58%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).        483,033       467,760   536,794   530,204   720,318   687,895
Ratio of Expenses
to Average Daily
Net Assets/1/ ...            .20%/2/       .25%      .27%      .27%      .27%      .26%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......           2.96%/2/      3.26%     3.38%     3.26%     3.59%     2.53%


                                     MuniFund Dollar Shares
                      -----------------------------------------------------------
                      Eleven Months
                          Ended              Year Ended November 30,
                       October 31,   --------------------------------------------
                          1999        1998     1997     1996     1995     1994
                      -------------- -------- -------- -------- -------- --------
Net Asset Value,
Beginning of Period.     $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                      -------------- -------- -------- -------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........          .0250       .0302    .0313    .0301    .0335    .0230
                      -------------- -------- -------- -------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........         (.0250)     (.0302)  (.0313)  (.0301)  (.0335)  (.0230)
                      -------------- -------- -------- -------- -------- --------
Net Asset Value,
End of Period....        $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                      ============== ======== ======== ======== ======== ========
Total Return.....           2.77%/2/    3.07%    3.18%    3.06%    3.41%    2.33%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).         56,238      51,736   67,387   61,396    6,474    2,785
Ratio of Expenses
to Average Daily
Net Assets/1/ ...            .45%/2/     .50%     .52%     .52%     .52%     .51%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......           2.71%/2/    3.01%    3.13%    3.01%    3.34%    2.28%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the eleven months ended October 31, 1999 and .41%, .41%, .42%, .41% and .41% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Shares and .66% (annualized) for the eleven months ended October 31, 1999 and .66%, .66%, .67%, .66% and .66% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniFund Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         PROVIDENT INSTITUTIONAL FUNDS
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                                 MuniFund Cash
                                                               Management Shares
                                                               -----------------
                                                                For the Period
                                                                June 14, 1991/1/
                                                                    Through
                                                                  October 31,
                                                                     1999
                                                               -----------------
Net Asset Value, Beginning of Period..........................      $ 1.00
                                                                    ------
Income From Investment Operations:
  Net Investment Income.......................................       .0099
                                                                    ------
Less Distributions:
  Dividends to Shareholders
    From Net Investment Income................................      (.0099)
                                                                    ------
Net Asset Value, End of Period................................      $ 1.00
                                                                    ======
Total Return..................................................        2.61%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..............................       2,712
Ratio of Expenses to Average
  Daily Net Assets/3/.........................................         .70%/2/
Ratio of Net Investment
  Income to Average Daily Net Assets..........................        2.58%/2/

----
/1/Commencement of Operations.
/2/Annualized.
/3/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for MuniFund Cash Management Shares would have been .92% (annualized) for the period ended October 31, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                        MuniCash Shares
                     ----------------------------------------------------------
                     Eleven Months
                         Ended              Year Ended November 30,
                      October 31,   -------------------------------------------
                         1999        1998     1997     1996     1995     1994
                     -------------  -------  -------  -------  -------  -------
Net Asset Value,
Beginning of
Period...........       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                        -------     -------  -------  -------  -------  -------
Income From
Investment
 Operations:
 Net Investment
 Income..........         .0281       .0346    .0358    .0350    .0382    .0266
                        -------     -------  -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........        (.0281)     (.0346)  (.0358)  (.0350)  (.0382)  (.0266)
                        -------     -------  -------  -------  -------  -------
Net Asset Value,
End of Period....       $  1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                        =======     =======  =======  =======  =======  =======
Total Return.....          3.11%/2/    3.51%    3.63%    3.56%    3.89%    2.69%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).       308,212     500,254  397,681  281,544  321,642  273,439
Ratio of Expenses
to Average
 Daily Net
 Assets/1/.......           .20%/2/     .18%     .18%     .18%     .18%     .19%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......          3.05%/2/    3.47%    3.58%    3.50%    3.83%    2.59%

                                   MuniCash Dollar Shares
                     ---------------------------------------------------------
                     Eleven Months
                         Ended             Year Ended November 30,
                      October 31,   ------------------------------------------
                         1999        1998    1997     1996     1995     1994
                     -------------- ------- -------- -------- -------- -------
Net Asset Value,
Beginning of
Period...........       $  1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     -------------- ------- -------- -------- -------- -------
Income From
Investment
 Operations:
 Net Investment
 Income..........         .0258      .0321    .0333    .0325    .0357   .0241
                     -------------- ------- -------- -------- -------- -------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........        (.0258)    (.0321)  (.0333)  (.0325)  (.0357) (.0241)
                     -------------- ------- -------- -------- -------- -------
Net Asset Value,
End of Period....       $  1.00     $ 1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                     ============== ======= ======== ======== ======== =======
Total Return.....          2.86%/2/   3.26%    3.38%    3.31%    3.64%   2.44%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).       123,017     91,404  150,089  101,528  101,424  99,688
Ratio of Expenses
to Average
 Daily Net
 Assets/1/.......           .45%/2/    .43%     .43%     .43%     .43%    .44%
Ratio of Net
Investment
 Income to
 Average Daily
 Net Assets......          2.80%/2/   3.22%    3.33%    3.25%    3.58%   2.34%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .41% (annualized) for the eleven months ended October 31, 1999 and .40%, .41%, .42%, .41% and .42% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Shares and .66% (annualized) for the eleven months ended October 31, 1999 and .65%, .66%, .67%, .66% and .67% for the years ended November 30, 1998, 1997, 1996, 1995 and 1994, respectively, for MuniCash Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                     California Money Shares
                     ---------------------------------------------------------------
                     Nine Months
                        Ended                  Year Ended January 31,
                     October 31,    ------------------------------------------------
                        1999          1999      1998      1997      1996      1995
                     -----------    --------  --------  --------  --------  --------
Net Asset Value,
Beginning of
Period...........     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      --------      --------  --------  --------  --------  --------
Income From
Investment
Operations:
 Net Investment
 Income..........        .0201         .0305     .0334     .0316     .0356     .0281
                      --------      --------  --------  --------  --------  --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (.0201)       (.0305)   (.0334)   (.0316)   (.0356)   (.0281)
                      --------      --------  --------  --------  --------  --------
Net Asset Value,
End of Period....     $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                      ========      ========  ========  ========  ========  ========
Total Return.....         2.73%/2/      3.09%     3.39%     3.21%     3.62%     2.84%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).      543,476       549,170   460,339   326,521   389,883   385,824
Ratio of Expenses
to Average Daily
Net Assets/1/....          .20%/2/       .20%      .20%      .20%      .20%      .20%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         2.68%/2/      3.02%     3.34%     3.15%     3.55%     2.79%

                                 California Money Dollar Shares
                     -------------------------------------------------------------
                     Nine Months
                        Ended                Year Ended January 31,
                     October 31,   -----------------------------------------------
                        1999         1999      1998      1997     1996     1995
                     ------------- --------- --------- --------- -------- --------
Net Asset Value,
Beginning of
Period...........      $  1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                     ------------- --------- --------- --------- -------- --------
Income From
Investment
Operations:
 Net Investment
 Income..........        .0182        .0280     .0309     .0291    .0331    .0256
                     ------------- --------- --------- --------- -------- --------
Less
Distributions:
 Dividends to
 Shareholders
 From Net
 Investment
 Income..........       (.0182)      (.0280)   (.0309)   (.0291)  (.0331)  (.0256)
                     ------------- --------- --------- --------- -------- --------
Net Asset Value,
End of Period....      $  1.00     $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                     ============= ========= ========= ========= ======== ========
Total Return.....         2.48%/2/     2.84%     3.14%     2.96%    3.37%    2.59%
Ratios/Supplemental
Data:
Net Assets, End
of Period $(000).        8,288      139,601   130,547   126,321   31,163   11,026
Ratio of Expenses
to Average Daily
Net Assets/1/....          .45%/2/      .45%      .45%      .45%     .45%     .45%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         2.43%/2/     2.77%     3.09%     2.90%    3.30%    2.54%

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .45% (annualized) for the nine months ended October 31, 1999 and .45%, .46%, .48%, .48% and .48% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Shares and .70% (annualized) for the nine months ended October 31, 1999 and .70%, .71%, .73%, .73% and .73% for the years ended January 31, 1999, 1998, 1997, 1996 and 1995, respectively, for California Money Dollar Shares.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                    New York Money Shares
                     ----------------------------------------------------------
                     Three Months
                        Ended                 Year Ended July 31,
                     October 31,    -------------------------------------------
                         1999        1999     1998     1997     1996     1995
                     ------------   -------  -------  -------  -------  -------
Net Asset Value,
Beginning of
Period...........      $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       -------      -------  -------  -------  -------  -------
 Income From
 Investment
 Operations:
 Net Investment
 Income..........        .0076        .0289    .0336    .0334    .0339    .0338
                       -------      -------  -------  -------  -------  -------
Less
Distributions:
 Dividends to
 Shareholders
 from Net
 Investment
 Income..........       (.0076)      (.0289)  (.0336)  (.0334)  (.0339)  (.0338)
                       -------      -------  -------  -------  -------  -------
Net Asset Value,
End of Period....      $  1.00      $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                       =======      =======  =======  =======  =======  =======
Total Return.....         3.06%/2/     2.93%    3.41%    3.39%    3.44%    3.43%
Ratios/Supplemental
Data:
 Net Assets, End
 of Period
 $(000)..........      323,247      295,728  318,091  269,821  272,145  246,650
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          .20%/2/      .20%     .20%     .20%     .20%     .20%
Ratio of Net
Investment Income
to Average Daily
Net Assets.......         3.02%/2/     2.87%    3.35%    3.34%    3.37%    3.36%

                            New York Money Dollar Shares/3/
                     ---------------------------------------------------
                     Three Months
                        Ended           Year Ended July 31,
                     October 31,  --------------------------------------
                         1999     1999   1998       1997    1996   1995
                     ------------ ----- ---------- ------- ------- -----
Net Asset Value,
Beginning of
Period...........       $1.00     $1.00 $ 1.00     $ 1.00  $ 1.00  $1.00
                     ------------ ----- ---------- ------- ------- -----
 Income From
 Investment
 Operations:
 Net Investment
 Income..........          --        --  .0303      .0309   .0089     --
                     ------------ ----- ---------- ------- ------- -----
Less
Distributions:
 Dividends to
 Shareholders
 from Net
 Investment
 Income..........          --        -- (.0303)    (.0309) (.0089)    --
                     ------------ ----- ---------- ------- ------- -----
Net Asset Value,
End of Period....       $1.00     $1.00 $ 1.00     $ 1.00  $ 1.00  $1.00
                     ============ ===== ========== ======= ======= =====
Total Return.....          --        --   3.16%/2/   3.14%   3.05%    --
Ratios/Supplemental
Data:
 Net Assets, End
 of Period
 $(000)..........          --        --     --      1,148      20     --
 Ratio of
 Expenses to
 Average Daily
 Net Assets/1/...          --        --    .45%/2/    .45%    .45%    --
Ratio of Net
Investment Income
to Average Daily
Net Assets.......          --        --   3.11%/2/   3.09%   3.07%    --

----
/1/Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets would have been .50% (annualized) for the three months ended October 31, 1999 and .48%, .48%, .49%, .50% and .49% for the years ended July 31, 1999, 1998, 1997, 1996 and 1995, respectively, for New York Money Shares and .73% (annualized), .74% and .75% (annualized) for the years ended July 31, 1998, 1997 and 1996, respectively, for New York Money Dollar Shares.
/2/Annualized.
/3/There were no Dollar Shares outstanding during the periods March 28, 1994 to April 14, 1996 and July 21, 1998 to October 31, 1999.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. PIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp, Fed, Muni, Cal Muni and NY Muni, as follows: Temp-- TempFund and TempCash; Fed--FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund; Muni--MuniFund and MuniCash; Cal Muni--California Money Fund and NY Muni--New York Money Fund. On February 10, 1999, the Predecessor Companies were each reorganized into a separate series of PIF.

 The fiscal year ends for Temp, Fed, Muni, Cal Muni and NY Muni were September 30, October 31, November 30, January 31 and July 31, respectively. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes, with the exception of California Money Fund and New York Money Fund, which are non-diversified investment companies because they concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively, is a diversified investment company under the Investment Company Act of 1940.

 TempCash, FedFund, Federal Trust Fund, Treasury Trust Fund and MuniCash each offers two classes of shares: Fund Shares and Dollar Shares. New York Money Fund offers three classes of shares: Fund Shares, Dollar Shares and Plus Shares. TempFund, T-Fund, MuniFund and California Money Fund each offers six classes of shares: Fund Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate of
 .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% (not to exceed .40% in the case of New York Money Fund and California Money Fund) of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Fund Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of October 31, 1999, no Administration Shares, Plus Shares or Cash Reserve Shares were outstanding.

 Certain California municipal obligations in the California Money Fund portfolio may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

 Certain New York municipal obligations in the New York Money Fund portfolio may be obligations of issuers which rely in whole or in part on New York State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York State or of New York law on these obligations must be considered.

B. Significant accounting policies are as follows:

 Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for TempFund, TempCash, FedFund and T-Fund, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Ordinary income includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated equally among the portfolios.

C. Under agreements between the Company and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC"), is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization as discussed in paragraph A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the TempFund Portfolio as follows: .175% of the first $1 billion,

 .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion. With respect to TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash portfolios, the fee payable, based on each funds daily average net assets; and with respect to Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund, the fee payable based on those Funds' combined average assets, is as follows: .175% of the first $1 billion,
 .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion. California Money Fund and New York Money Fund pay BIMC and the Administrators each a fee, computed daily and payable monthly, at an annual rate of .20% of average net assets.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization and Broker/Dealer fees) of TempFund and TempCash do not exceed .18% of their respective average net assets, and with respect to the other eight portfolios, do not exceed .20% of their respective average net assets. For the periods ended October 31, 1999, the Co-Administrators and BIMC waived, on an equal basis, a total of $294,308 of the administration and advisory fees payable to them with respect to TempFund, $335,548 with respect to TempCash, $813,448 with respect to FedFund, $2,420,444 with respect to T-Fund, $342,902 with respect to Federal Trust Fund, $1,045,267 with respect to Treasury Trust Fund, $1,205,801 with respect to MuniFund, $942,436 with respect to MuniCash, $1,231,445 with respect to California Money Fund and $237,172 with respect to New York Money Fund.

 Per the Company's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances. For the periods ended October 31, 1999, custodian fees were reduced in the amounts as follows: $125,759 with respect to T-Fund, $13,898 with respect to MuniFund, $7,671 with respect to California Money Fund and $1,055 with respect to New York Money Fund.

 For the periods ended October 31, 1999, each portfolio paid Service Organization fees to affiliates of BIMC in the amounts as follows: $8,360 with respect to TempFund, $2,563 with respect to TempCash, $522 with respect to FedFund, $179,262 with respect to T-Fund and $48,879 with respect to Treasury Trust Fund.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

Transactions in shares of the Company are summarized as follows (at $1.00 per share):

                                            TempFund Portfolio
                             ---------------------------------------------------
                             One Month Ended     Year Ended        Year Ended
                               October 31,     September 30,     September 30,
                                  1999              1999              1998
                             ---------------  ----------------  ----------------
 Shares sold:
 TempFund.................    24,296,956,790   227,037,649,542   156,484,722,787
 TempFund Dollar..........       397,018,844     4,533,892,817     6,782,480,621
 TempFund Cash Management.         5,037,879        22,677,787                --
 Shares issued in
  reinvestment of
  dividends:
 TempFund.................        21,545,685       220,267,401       186,102,310
 TempFund Dollar..........           989,434         9,067,103         8,604,434
 TempFund Cash Management.                --                --                --
 Shares repurchased:
 TempFund.................   (22,479,904,215) (224,898,894,234) (155,044,635,487)
 TempFund Dollar..........      (448,617,656)   (4,348,256,691)   (6,843,864,873)
 TempFund Cash Management.        (4,758,004)       (8,888,624)               --
                             ---------------  ----------------  ----------------
  Net increase in shares..     1,788,268,757     2,567,515,101     1,573,409,792
                             ===============  ================  ================

                                             TempCash Portfolio
                               ------------------------------------------------
                                 One Month
                                    Ended        Year Ended       Year Ended
                                October 31,    September 30,     September 30,
                                    1999            1999              1998
                               --------------  ---------------  ---------------
Shares sold:
 TempCash....................   2,118,780,855   56,760,587,569   52,797,975,692
 TempCash Dollar.............     137,828,067    1,845,834,401    2,237,197,466
Shares issued in reinvestment
 of dividends:
 TempCash....................       4,403,410       66,156,673       60,504,102
 TempCash Dollar.............       1,083,992       14,715,850       17,000,271
Shares repurchased:
 TempCash....................  (2,140,374,753) (57,357,122,062) (52,350,827,640)
 TempCash Dollar.............    (115,495,736)  (1,986,330,759)  (2,151,984,642)
                               --------------  ---------------  ---------------
 Net increase (decrease) in
  shares.....................       6,225,835     (656,158,328)     609,865,249
                               ==============  ===============  ===============

                                                       FedFund Portfolio
                                               ---------------------------------
                                                  Year Ended       Year Ended
                                               October 31, 1999 October 31, 1998
                                               ---------------- ----------------
Shares sold:
 FedFund.....................................    6,027,235,623    6,319,523,560
 FedFund Dollar..............................      271,091,233      523,295,881
Shares issued in reinvestment of dividends:
 FedFund.....................................       10,115,239       11,390,841
 FedFund Dollar..............................          352,921        1,954,874
Shares repurchased:
 FedFund.....................................   (6,411,602,521)  (6,434,850,991)
 FedFund Dollar..............................     (267,293,393)    (611,109,026)
                                                --------------   --------------
 Net decrease in shares......................     (370,100,898)    (189,794,861)
                                                ==============   ==============

                                                       T-Fund Portfolio
                                               ----------------------------------
                                                  Year Ended        Year Ended
                                               October 31, 1999  October 31, 1998
                                               ----------------  ----------------
Shares sold:
 T-Fund......................................   31,110,312,502    25,173,201,809
 T-Fund Dollar...............................    4,351,583,123     5,285,847,119
 T-Fund Cash Management......................        3,824,994                --
Shares issued in reinvestment of dividends:
 T-Fund......................................       56,979,876        35,843,706
 T-Fund Dollar...............................        4,914,634         4,610,007
 T-Fund Cash Management......................               --                --
Shares repurchased:
 T-Fund......................................  (31,313,897,577)  (24,430,422,061)
 T-Fund Dollar...............................   (4,521,184,800)   (5,029,174,620)
 T-Fund Cash Management......................         (572,969)               --
                                               ---------------   ---------------
 Net increase (decrease) in shares...........     (308,040,217)    1,039,905,960
                                               ===============   ===============

                                                 Federal Trust Fund Portfolio
                                               ---------------------------------
                                                  Year Ended       Year Ended
                                               October 31, 1999 October 31, 1998
                                               ---------------- ----------------
Shares sold:
 Federal Trust...............................    1,157,609,847    1,151,951,115
 Federal Trust Dollar........................      193,288,061      256,274,896
Shares issued in reinvestment of dividends:
 Federal Trust...............................        1,519,142        1,627,779
 Federal Trust Dollar........................          101,601          239,482
Shares repurchased:
 Federal Trust...............................   (1,220,372,777)  (1,102,343,671)
 Federal Trust Dollar........................     (204,484,744)    (256,590,228)
                                                --------------   --------------
 Net increase (decrease) in shares...........      (72,338,870)      51,159,373
                                                ==============   ==============

                                                 Treasury Trust Fund Portfolio
                                               ---------------------------------
                                                  Year Ended       Year Ended
                                               October 31, 1999 October 31, 1998
                                               ---------------- ----------------
Shares sold:
 Treasury Trust..............................    5,417,125,106    6,646,747,191
 Treasury Trust Dollar.......................    2,351,119,439    2,355,536,037
Shares issued in reinvestment of dividends:
 Treasury Trust..............................        5,905,883        5,171,973
 Treasury Trust Dollar.......................       14,632,134       14,500,865
Shares repurchased:
 Treasury Trust..............................   (5,688,187,728)  (6,347,159,817)
 Treasury Trust Dollar.......................   (2,438,519,678)  (2,229,796,992)
                                                --------------   --------------
 Net increase (decrease) in shares...........     (337,924,844)     444,999,257
                                                ==============   ==============

                                              MuniFund Portfolio
                                 ----------------------------------------------
                                 Eleven Months
                                     Ended         Year Ended      Year Ended
                                  October 31,     November 30,    November 30,
                                      1999            1998            1997
                                 --------------  --------------  --------------
Shares sold:
 MuniFund......................   6,159,975,658   6,507,334,293   6,227,675,068
 MuniFund Dollar...............     156,826,329     166,484,152     282,428,504
 MuniFund Cash Management......       8,317,454              --              --
Shares issued in reinvestment
 of dividends:
 MuniFund......................       1,608,291       2,746,208       3,196,915
 MuniFund Dollar...............       1,319,052       1,643,959       1,794,142
 MuniFund Cash Management......              --              --              --
Shares repurchased:
 MuniFund......................  (6,146,283,448) (6,579,088,822) (6,224,270,348)
 MuniFund Dollar...............    (153,640,293)   (183,775,067)   (278,230,783)
 MuniFund Cash Management......      (5,605,640)             --              --
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................      22,517,403     (84,655,277)     12,593,498
                                 ==============  ==============  ==============

                                              MuniCash Portfolio
                                 ----------------------------------------------
                                 Eleven Months
                                     Ended         Year Ended      Year Ended
                                  October 31,     November 30,    November 30,
                                      1999            1998            1997
                                 --------------  --------------  --------------
Shares sold:
 MuniCash......................   4,156,725,775   7,022,119,234   6,053,929,400
 MuniCash Dollar...............     314,725,344     288,017,712     300,937,541
Shares issued in reinvestment
 of dividends:
 MuniCash......................       3,952,506       5,807,076       5,097,511
 MuniCash Dollar...............       1,366,412       2,809,584       2,632,564
Shares repurchased:
 MuniCash......................  (4,352,699,628) (6,925,371,487) (5,942,903,293)
 MuniCash Dollar...............    (284,471,233)   (349,516,165)   (255,013,290)
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................    (160,400,824)     43,865,954     164,680,433
                                 ==============  ==============  ==============

                                       California Money Fund Portfolio
                                 ----------------------------------------------
                                  Nine Months
                                     Ended         Year Ended      Year Ended
                                  October 31,     January 31,     January 31,
                                      1999            1999            1998
                                 --------------  --------------  --------------
Shares sold:
 California Money..............   2,323,322,233   4,163,985,529   2,337,571,092
 California Money Dollar.......      74,930,983     330,262,605     559,243,481
Shares issued in reinvestment
 of dividends:
 California Money..............         337,753         703,561       1,014,667
 California Money Dollar.......              --              --              --
Shares repurchased:
 California Money..............  (2,329,358,752) (4,075,870,211) (2,204,755,948)
 California Money Dollar.......    (206,244,110)   (321,210,419)   (555,014,141)
                                 --------------  --------------  --------------
 Net increase (decrease) in
  shares.......................    (137,011,893)     97,871,065     138,059,151
                                 ==============  ==============  ==============

                                         New York Money Fund Portfolio
                                   --------------------------------------------
                                   Three Months
                                       Ended       Year Ended      Year Ended
                                   October 31,      July 31,        July 31,
                                       1999           1999            1998
                                   ------------  --------------  --------------
Shares sold:
 New York Money..................   326,009,383   1,623,766,248   1,537,268,971
 New York Money Dollar...........            --              --          20,198
Shares issued in reinvestment of
 dividends:
 New York Money..................         9,850         168,119         709,929
 New York Money Dollar...........            --              --          12,482
Shares repurchased:
 New York Money..................  (298,500,286) (1,646,296,199) (1,489,712,988)
 New York Money Dollar...........            --              --      (1,180,978)
                                   ------------  --------------  --------------
 Net increase (decrease) in
  shares.........................    27,518,947     (22,361,832)     47,117,614
                                   ============  ==============  ==============

 On October 31, 1999, two shareholders held approximately 26% of the outstanding shares of TempCash, three shareholders held approximately 36% of T-Fund, three shareholders help approximately 57% of Federal Trust Fund, one shareholder held approximately 16% of Treasury Trust Fund, one shareholder held approximately 27% of MuniFund, three shareholders held approximately 52% of MuniCash, two shareholders held approximately 39% of California Money Fund and four shareholders held approximately 77% of New York Money Fund.

E. At October 31, 1999, net assets consisted of:

                              TempFund         TempCash       FedFund         T-Fund
                              Portfolio       Portfolio      Portfolio      Portfolio
                           ---------------  --------------  ------------  --------------
 Paid-in capital.........  $14,344,954,891  $2,353,002,498  $777,582,201  $3,013,355,097
 Accumulated net realized
  loss on security
  transactions...........         (152,774)       (140,896)     (227,492)        (22,110)
                           ---------------  --------------  ------------  --------------
 Total Net Assets........  $14,344,802,117  $2,352,861,602  $777,354,709  $3,013,332,987
                           ===============  ==============  ============  ==============

                             Federal        Treasury
                              Trust          Trust
                               Fund           Fund         MuniFund      MuniCash
                            Portfolio      Portfolio      Portfolio     Portfolio
                           ------------  --------------  ------------  ------------
 Paid-in capital.........  $247,024,034  $1,225,370,828  $542,125,725  $431,383,747
 Accumulated net realized
  loss on security
  transactions...........      (140,720)       (232,186)     (142,533)     (155,241)
 Amortized Market
  Discount...............            --              --            --           347
                           ------------  --------------  ------------  ------------
 Total Net Assets........  $246,883,314  $1,225,138,642  $541,983,192  $431,228,853
                           ============  ==============  ============  ============

                                                     California     New York
                                                     Money Fund    Money Fund
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Paid-in capital.................................... $551,894,573  $323,267,718
Accumulated net realized loss on security
 transactions......................................     (130,710)      (21,149)
                                                    ------------  ------------
 Total Net Assets.................................. $551,763,863  $323,246,569
                                                    ============  ============

F. At October 31, 1999, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund had capital loss carryovers amounting to $152,774, $140,896, $227,492, $22,110, $140,720, $221,373, $142,533, $155,241, $130,710 and
$21,149 expiring at various times from 2000 to 2007, respectively. The capital loss carryovers are available to offset possible future capital gains of the corresponding portfolios.

                       Report of Independent Accountants

To the Board of Trustees
and Shareholders of
Provident Institutional Funds

 In our opinion, the accompanying statement of assets and liabilities of Treasury Trust Fund and the statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Money Fund, New York Money Fund, TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund (Portfolios of Provident Institutional Funds, hereafter referred to as the "Fund") at October 31, 1999 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented and the financial position of MuniFund and MuniCash (also Portfolios of the Funds) at October 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the eleven months in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

 The statements of operations for the year ended November 30, 1998, the statements of changes in net assets for the two years in the period ended November 30, 1998 and the financial highlights for the five years in the period ended November 30, 1998 of MuniFund and MuniCash were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
December 10, 1999

Trustees
  Rodney D. Johnson
    Chairman
  G. Nicholas Beckwith
  Jerrold B. Harris
  Joseph Platt
  Robert C. Robb, Jr.
  Kenneth L. Urish
  Frederick W. Winter

Investment Adviser
  Blackrock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

Blackrock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington

This request is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectus for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                   TempFund

                                   TempCash

                                    FedFund

                                    T-Fund

                              Federal Trust Fund

                              Treasury Trust Fund

                                   MuniFund

                                   MuniCash

                             California Money Fund

                              New York Money Fund

                      Investment Portfolios offered by

                         Provident Institutional Funds

[Logo] PROVIDENT
       INSTITUTIONAL
       FUNDS

Annual Report
       October 31, 1999